united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-07925

WesMark Funds

(Exact name of registrant as specified in charter)

One Bank Plaza, 5th Floor Wheeling WV	26003
(Address of principal executive offices)	(Zip code)

Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant’s telephone number, including area code:	304-234-9000

Date of fiscal year end:	12/31

Date of reporting period:	6/30/25

Item 1. Reports to Stockholders.

(a)
 WMBLX

WesMark Balanced Fund

Semi-Annual Shareholder Report  June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about WesMark Balanced Fund for the period of January 1, 2025 to June 30, 2025.

You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at 1-800-864-1013.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WesMark Balanced Fund	$64	1.28%

How did the Fund perform during the reporting period?

2025 began strongly, with January’s gains built on resilient corporate earnings and solid economic data. Momentum waned as valuations peaked and doubts grew about sustained earnings, especially in rate-sensitive and lower-pricing-power firms. In the second quarter, President Trump’s “Liberation Day” tariffs dominated headlines. Equities plunged as the S&P 500 tumbled over 18% from its February high to the April 8th trough. As proposed rates were scaled back in negotiations, recession fears eased, and sentiment turned constructive. However, breadth remained narrow, and gains rested on a handful of mega-caps leading in artificial intelligence, automation, and scalable software platforms.

Fixed income faced headwinds amid shifting rates and tariff-driven inflation concerns that kept the Federal Reserve from lowering interest rates. The first half of 2025 saw bond markets navigating a shifting interest-rate backdrop and fluctuating investor sentiment. U.S. Treasuries posted uneven returns, with short-duration issues leading as rate sensitivity penalized longer maturities. Investment-grade corporate bonds delivered solid gains on robust credit fundamentals. Tariff-driven inflation worries kept the Federal Reserve from lowering interest rates, despite signs of labor-market softening.

How has the Fund performed over the last ten years?

The WesMark Balanced Fund returned 2.84% for the 6 months ended June 30, 2025. This is in contrast to the S&P 500 Total Return Index, which had a 6.20% return for the same period. Please see below tables for additional Indexes.

Total Return Based on a $10,000 Investment

$40,000
$32,000
$24,000
$16,000
$8,000
$35,936
$23,998
$23,701
$18,269
$12,237
$11,904
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
WesMark Balanced Fund - $18,269
60% S&P 500 and 40% Bloomberg Int Gov/Cred - $23,998
60% S&P 500 and 40% Bloomberg US Aggregate - $23,701
Bloomberg Intermediate U.S. Government/Credit Bond Index - $12,237
Bloomberg U.S. Aggregate Bond Index - $11,904
S&P 500® Index - $35,936

	WesMark Balanced Fund	60% S&P 500 and 40% Bloomberg Int Gov/Cred	60% S&P 500 and 40% Bloomberg US Aggregate	Bloomberg Intermediate U.S. Government/Credit Bond Index	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
Jun-2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
Jun-2016	$10,352	$10,438	$10,504	$10,433	$10,600	$10,399
Jun-2017	$11,156	$11,520	$11,589	$10,411	$10,567	$12,260
Jun-2018	$11,808	$12,472	$12,555	$10,351	$10,525	$14,023
Jun-2019	$12,614	$13,653	$13,794	$11,068	$11,353	$15,483
Jun-2020	$12,857	$14,734	$14,977	$11,856	$12,345	$16,645
Jun-2021	$15,850	$18,164	$18,424	$11,879	$12,304	$23,436
Jun-2022	$14,956	$16,529	$16,537	$11,014	$11,038	$20,948
Jun-2023	$15,655	$18,459	$18,396	$11,003	$10,934	$25,053
Jun-2024	$17,024	$21,444	$21,233	$11,465	$11,222	$31,204
Jun-2025	$18,269	$23,998	$23,701	$12,237	$11,904	$35,936

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$96,513,735
Number of Portfolio Holdings	127
Advisory Fee	$351,530
Portfolio Turnover	6%

Average Annual Total Returns

	6 months	1 Year	5 Years	10 Years
WesMark Balanced Fund	2.84%	7.32%	7.28%	6.21%
60% S&P 500 and 40% Bloomberg Int Gov/Cred	5.51%	11.91%	10.25%	9.15%
60% S&P 500 and 40% Bloomberg US Aggregate	5.46%	11.62%	9.62%	9.01%
Bloomberg Intermediate U.S. Government/Credit Bond Index	4.13%	6.74%	0.64%	2.04%
Bloomberg U.S. Aggregate Bond Index	4.02%	6.08%	-0.73%	1.76%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

Past performance does not guarantee future results. Call 1-800-864-1013 for current month-end performance.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	4.7%
Goldman Sachs Group, Inc. (The)	2.8%
Meta Platforms, Inc., Class A	2.6%
JPMorgan Chase & Co.	2.6%
AbbVie, Inc.	2.6%
Chevron Corp.	2.6%
Caterpillar, Inc.	2.4%
Microsoft Corp.	2.3%
Cisco Systems, Inc.	2.1%
PepsiCo, Inc.	2.1%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.3%
U.S. Government & Agency Obligations	0.1%
Local	0.5%
Local Authority	0.4%
Materials	0.5%
Industrial	0.6%
Education	0.6%
U.S. Government & Agencies	0.8%
Special Tax	1.0%
Communication Services	1.1%
CMBS	1.5%
Money Market Funds	1.6%
Information Technology	2.0%
Real Estate	2.4%
Mbs Passthrough	3.1%
U.S. Treasury Obligations	4.3%
Communications	4.5%
Utilities	4.6%
Consumer Staples	6.0%
Energy	6.6%
Consumer Discretionary	8.4%
Health Care	8.7%
Industrials	11.2%
Technology	14.0%
Financials	14.2%

* Holdings are subject to change.

Asset Weighting (% of net assets)

Value	Value
Collateralized Mortgage Obligations	1.6%
Common Stocks	62.9%
Corporate Bonds	23.0%
Money Market Funds	1.6%
Municipal Bonds	2.5%
U.S. Government & Agencies	8.4%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-800-864-1013.

 WMBLX

WesMark Balanced Fund

Semi-Annual Shareholder Report  June 30, 2025

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting

www.wesmarkfunds.com

Distributor, Northern Lights Distributors, LLC. Not affiliated with WesBanco.

TSR-SAR 063025-WMBLX

 (WMBDX)

WesMark Government Bond Fund

Semi-Annual Shareholder Report  June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about WesMark Government Bond Fund for the period of January 1, 2025 to June 30, 2025.

You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at 1-800-864-1013.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WesMark Government Bond Fund	$52	1.03%

How did the Fund perform during the reporting period?

The first half of 2025 saw bond markets navigating a shifting interest-rate backdrop and fluctuating investor sentiment. U.S. Treasuries posted uneven returns, with short-duration issues leading as rate sensitivity penalized longer maturities. Investment-grade corporate bonds delivered solid gains on robust credit fundamentals, while mortgage-backed securities underperformed the broader market amid rising yields and wider spreads. Tariff-driven inflation worries kept the Federal Reserve from lowering interest rates, despite signs of labor-market softening.

While Treasuries lagged both corporate and securitized sectors, better-structured CMOs outshone vanilla passthroughs. By June’s close, total returns across major bond sectors were strong, underscoring market resilience amid geopolitical shocks and fiscal ambiguity.

How has the Fund performed over the last ten years?

The WesMark Government Bond Fund returned 3.75% for the 6 months ended June 30, 2025. This is in contrast to the Bloomberg US Aggregate Bond Index, which had a 4.02% return for the same period. Please see below tables for additional Indexes.

Total Return Based on $10,000 Investment

$16,000
$8,000
$12,237
$11,904
$9,878
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
WesMark Government Bond Fund - $9,878
Bloomberg Intermediate U.S. Government/Credit Bond Index - $12,237
Bloomberg U.S. Aggregate Bond Index - $11,904

	WesMark Government Bond Fund	Bloomberg Intermediate U.S. Government/Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$10,396	$10,433	$10,600
Jun-2017	$10,253	$10,411	$10,567
Jun-2018	$10,152	$10,351	$10,525
Jun-2019	$10,766	$11,068	$11,353
Jun-2020	$11,212	$11,856	$12,345
Jun-2021	$11,181	$11,879	$12,304
Jun-2022	$9,852	$11,014	$11,038
Jun-2023	$9,205	$11,003	$10,934
Jun-2024	$9,381	$11,465	$11,222
Jun-2025	$9,878	$12,237	$11,904

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$172,199,632
Number of Portfolio Holdings	94
Advisory Fee	$509,029
Portfolio Turnover	3%

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
WesMark Government Bond Fund	3.75%	5.30%	-2.50%	-0.12%
Bloomberg Intermediate U.S. Government/Credit Bond Index	4.13%	6.74%	0.64%	2.04%
Bloomberg U.S. Aggregate Bond Index	4.02%	6.08%	-0.73%	1.76%

Past performance does not guarantee future results. Call 1-800-864-1013 for current month-end performance.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Federated Hermes Government Obligations Fund	3.6%
Government National Mortgage Association, AE	3.3%
Freddie Mac Pool	2.4%
UMBS Freddie Mac Pool	2.4%
UMBS Fannie Mae Pool	2.4%
UMBS Freddie Mac Pool	2.3%
Fannie Mae Pool	2.2%
Freddie Mac Pool	2.2%
Fannie Mae Pool	2.2%
Fannie Mae Pool	2.1%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.8%
Energy	0.6%
Lease	0.6%
Treasury	0.6%
Health Care	1.2%
Consumer Discretionary	1.8%
CMO	1.9%
U.S. Government & Agencies	2.2%
Money Market Funds	3.6%
Financials	5.5%
MBS Passthrough	12.1%
U.S. Treasury Obligations	21.0%
Cmo	21.7%
Mbs Passthrough	25.4%

* Holdings are subject to change.

Asset Weighting (% of net assets)

Value	Value
Collateralized Mortgage Obligations	24.0%
Corporate Bonds	9.5%
Money Market Funds	3.7%
Municipal Bonds	0.6%
U.S. Government & Agencies	62.2%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-800-864-1013.

 (WMBDX)

WesMark Government Bond Fund

Semi-Annual Shareholder Report  June 30, 2025

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting

www.wesmarkfunds.com

Distributor, Northern Lights Distributors, LLC. Not affiliated with WesBanco.

TSR-SAR 063025-WMBDX

 WMKGX

WesMark Large Company Fund

Semi-Annual Shareholder Report  June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about WesMark Large Company Fund for the period of January 1, 2025 to June 30, 2025.

You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at 1-800-864-1013.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WesMark Large Company Fund	$57	1.13%

How did the Fund perform during the reporting period?

The year opened on a high note, with January delivering robust gains as investor confidence leaned on resilient earnings and strong economic data. However, enthusiasm quickly faded as valuations reached stretched levels and concerns emerged over the sustainability of earnings growth, particularly in rate-sensitive sectors and companies with weaker pricing power. As we moved into the second quarter tariff developments dominated the investment news flow, particularly President Trump’s sweeping “Liberation Day” levies. Initially, markets reacted sharply: equities fell as fears of a slowing U.S. economy and rising inflation spread. The S&P 500 fell over 18% from its February peak to the April 8th trough. Negotiations helped ease investor anxiety as proposed tariffs were scaled back. Recession fears subsided and a more constructive narrative emerged. By June 30th, the S&P 500 had staged a full recovery, ending up 6.2% year-to-date, erasing earlier losses in just 89 trading days. Despite the broader volatility, market gains were disproportionately driven by a handful of mega-cap names, particularly those at the forefront of artificial intelligence, automation, and scalable software platforms. Beneath the headline recovery, breadth remained challenged.

How has the Fund performed over the last ten years?

The WesMark Large Company Fund returned 2.40% for the 6 months ended June 30, 2025. This is in contrast to S&P 500 Total Return Index, which had a 6.20% return for the same period. Please see below tables for additional Indexes.

Total Return Based on a $10,000 Investment

$40,000
$32,000
$24,000
$16,000
$8,000
$35,936
$27,120
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
WesMark Large Company Fund - $27,120
S&P 500® Index - $35,936

	WesMark Large Company Fund	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$9,204	$10,399
Jun-2017	$10,831	$12,260
Jun-2018	$12,508	$14,023
Jun-2019	$13,292	$15,483
Jun-2020	$14,499	$16,645
Jun-2021	$20,689	$23,436
Jun-2022	$17,446	$20,948
Jun-2023	$20,018	$25,053
Jun-2024	$24,229	$31,204
Jun-2025	$27,120	$35,936

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$331,778,055
Number of Portfolio Holdings	57
Advisory Fee	$1,189,604
Portfolio Turnover	17%

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
WesMark Large Company Fund	2.40%	11.93%	13.34%	10.49%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

Past performance does not guarantee future results. Call 1-800-864-1013 for current month-end performance.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	7.7%
Apple, Inc.	6.7%
Alphabet, Inc., Class A	5.5%
Amazon.com, Inc.	4.9%
NVIDIA Corp.	4.8%
Meta Platforms, Inc., Class A	4.1%
JPMorgan Chase & Co.	2.9%
Broadcom, Inc.	2.6%
Raytheon Technologies Corp.	2.6%
Mastercard, Inc., Class A	2.6%

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	0.4%
Real Estate	0.7%
Materials	1.5%
Utilities	3.4%
Information Technology	3.6%
Energy	4.1%
Consumer Staples	5.1%
Industrials	8.8%
Health Care	9.2%
Consumer Discretionary	10.1%
Financials	10.3%
Communications	10.7%
Technology	32.1%

* Holdings are subject to change.

Asset Weighting (% of net assets)

Value	Value
Common Stocks	99.6%
Money Market Funds	0.4%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-800-864-1013.

 WMKGX

WesMark Large Company Fund

Semi-Annual Shareholder Report  June 30, 2025

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting

www.wesmarkfunds.com

Distributor, Northern Lights Distributors, LLC. Not affiliated with WesBanco.

TSR-SAR 063025-WMKGX

 WMKSX

WesMark Small Company Fund

Semi-Annual Shareholder Report  June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about WesMark Small Company Fund for the period of January 1, 2025 to June 30, 2025.

You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at 1-800-864-1013.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WesMark Small Company Fund	$61	1.20%

How did the Fund perform during the reporting period?

The Russell 2000 rallied as much as 3.9% to start the year, then faded from the early February highs. The index was down over 20% post-“Liberation Day”, ultimately rallying back to finish the first half of the year down 1.8%. Small-cap stocks underperformed large-cap as the S&P 500 finished the first half of the year up 6.2%. On a growth versus value basis, the Russell 2000 Growth was down just 0.5%, outperforming the Russell 2000 Value. Value continues to face headwinds as rates have remained higher for longer and small-cap value continues to exhibit more leverage than the companies in the growth cohort. Small-cap stocks continue to offer opportunities for positive investment performance, but small-cap stocks tend to be more sensitive to macroeconomic shocks.

How has the Fund performed over the last ten years?

The WesMark Small Company Fund returned 5.64% for the 6 months ended June 30, 2025. This is in contrast to Rusell 2000 Index TR, which had a -1.78% return for the same period. Please see below tables for additional Indexes.

Total Return Based on a $10,000 Investment

$32,000
$24,000
$16,000
$8,000
$25,263
$19,898
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
WesMark Small Company Fund - $25,263
Russell 2000® Index - $19,898

	WesMark Small Company Fund	Russell 2000® Index
Jun-2015	$10,000	$10,000
Jun-2016	$9,049	$9,327
Jun-2017	$10,735	$11,621
Jun-2018	$12,119	$13,663
Jun-2019	$11,633	$13,211
Jun-2020	$12,446	$12,335
Jun-2021	$19,385	$19,987
Jun-2022	$16,362	$14,951
Jun-2023	$17,468	$16,790
Jun-2024	$20,906	$18,479
Jun-2025	$25,263	$19,898

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$143,161,698
Number of Portfolio Holdings	89
Advisory Fee	$499,932
Portfolio Turnover	19%

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
WesMark Small Company Fund	5.64%	20.84%	15.21%	9.71%
Russell 2000® Index	-1.78%	7.68%	10.04%	7.12%

Past performance does not guarantee future results. Call 1-800-864-1013 for current month-end performance.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Varonis Systems, Inc.	2.9%
Moog, Inc., Class A	2.6%
Granite Construction, Inc.	2.3%
Federated Hermes Government Obligations Fund	2.3%
OSI Systems, Inc.	2.1%
Applied Industrial Technologies, Inc.	2.0%
Box, Inc., Class A	1.9%
Stifel Financial Corporation	1.9%
Carpenter Technology Corporation	1.9%
Surgery Partners, Inc.	1.9%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Communication Services	0.9%
Real Estate	1.4%
Money Market Funds	2.3%
Utilities	4.1%
Consumer Staples	4.8%
Technology	6.0%
Energy	6.4%
Materials	6.7%
Consumer Discretionary	8.6%
Health Care	13.9%
Financials	13.9%
Information Technology	15.3%
Industrials	16.9%

* Holdings are subject to change.

Asset Weighting (% of net assets)

Value	Value
Common Stocks	97.7%
Money Market Funds	2.3%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-800-864-1013.

 WMKSX

WesMark Small Company Fund

Semi-Annual Shareholder Report  June 30, 2025

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting

www.wesmarkfunds.com

Distributor, Northern Lights Distributors, LLC. Not affiliated with WesBanco.

TSR-SAR 063025-WMKSX

 WMKTX

WesMark Tactical Opportunity Fund

Semi-Annual Shareholder Report  June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about WesMark Tactical Opportunity Fund for the period of January 1, 2025 to June 30, 2025.

You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at 1-800-864-1013.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WesMark Tactical Opportunity Fund	$60	1.18%

How did the Fund perform during the reporting period?

2025 began strongly, with January’s gains built on resilient corporate earnings and solid economic data. Momentum waned as valuations peaked and doubts grew about sustained earnings, especially in rate-sensitive and lower-pricing-power firms. In the second quarter, President Trump’s “Liberation Day” tariffs dominated headlines. Equities plunged as the S&P 500 tumbled over 18% from its February high to the April 8th trough. As proposed rates were scaled back in negotiations, recession fears eased, and sentiment turned constructive. However, breadth remained narrow, and gains rested on a handful of mega-caps leading in artificial intelligence, automation, and scalable software platforms.

Fixed income faced headwinds amid shifting rates and tariff-driven inflation concerns that kept the Federal Reserve from lowering interest rates. The first half of 2025 saw bond markets navigating a shifting interest-rate backdrop and fluctuating investor sentiment. U.S. Treasuries posted uneven returns, with short-duration issues leading as rate sensitivity penalized longer maturities. Investment-grade corporate bonds delivered solid gains on robust credit fundamentals. Tariff-driven inflation worries kept the Federal Reserve from lowering interest rates, despite signs of labor-market softening.

How has the Fund performed since inception?

The WesMark Tactical Opportunity Fund returned 5.86% for the 6 months ended June 30, 2025. This is in contrast to the S&P 500 Total Return Index, which had a 6.20% return for the same period. Please see below tables for additional Indexes.

Total Return Based on a $10,000 Investment

$32,000
$24,000
$16,000
$8,000
$29,838
$18,513
$15,760
$14,599
$11,486
Mar-2017
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
WesMark Tactical Opportunity Fund - $15,760
60% MSCI ACWI 30% Bloomberg US Aggregate 10% HFRI FoF - $18,513
Bloomberg U.S. Aggregate Bond Index - $11,486
HFRI Fund of Funds Index - $14,599
S&P 500® Index - $29,838

	WesMark Tactical Opportunity Fund	60% MSCI ACWI 30% Bloomberg US Aggregate 10% HFRI FoF	Bloomberg U.S. Aggregate Bond Index	HFRI Fund of Funds Index	S&P 500® Index
Mar-2017	$10,000	$10,000	$10,000	$10,002	$10,000
Jun-2017	$10,260	$10,348	$10,196	$10,128	$10,180
Jun-2018	$10,915	$11,053	$10,156	$10,653	$11,643
Jun-2019	$11,254	$11,743	$10,955	$10,776	$12,856
Jun-2020	$11,071	$12,254	$11,912	$10,801	$13,821
Jun-2021	$14,246	$15,230	$11,873	$12,804	$19,459
Jun-2022	$12,669	$13,252	$10,651	$12,075	$17,393
Jun-2023	$13,339	$14,577	$10,551	$12,545	$20,801
Jun-2024	$14,433	$16,492	$10,828	$13,612	$25,909
Jun-2025	$15,760	$18,513	$11,486	$14,599	$29,838

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$47,655,110
Number of Portfolio Holdings	17
Advisory Fee	$172,051
Portfolio Turnover	15%

Average Annual Total Returns

	6 months	1 Year	5 Years	Since Inception (March 1, 2017)
WesMark Tactical Opportunity Fund	5.86%	9.20%	7.32%	5.61%
60% MSCI ACWI 30% Bloomberg US Aggregate 10% HFRI FoF	7.59%	12.26%	8.60%	7.72%
Bloomberg U.S. Aggregate Bond Index	4.02%	6.08%	-0.73%	1.68%
HFRI Fund of Funds Index	3.06%	7.29%	6.21%	4.65%
S&P 500® Index	6.20%	15.16%	16.64%	14.02%

Past performance does not guarantee future results. Call 1-800-864-1013 for current month-end performance.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares iBoxx $ Investment Grade Corporate Bond ETF	13.6%
iShares Russell 2000 Index Fund	13.4%
iShares Core U.S. Aggregate Bond ETF	11.5%
Vanguard Mega Cap Value ETF	10.3%
Ishares Msci Acwi Index Fund	7.6%
SPDR® Gold Shares	7.5%
SPDR® S&P 500® ETF Trust	7.1%
Invesco Optimum Yield Diversified Commodity	4.3%
Invesco S&P 500 Equal Weight ETF	4.2%
Energy Select Sector SPDR® Fund	3.3%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market Funds	0.6%
Europe Funds	3.0%
Diverisified Funds	7.6%
Commodity	15.0%
Equity	17.4%
Exchange-Traded Funds	56.0%

* Holdings are subject to change.

Asset Weighting (% of net assets)

Value	Value
Exchange-Traded Funds	99.4%
Money Market Funds	0.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-800-864-1013.

 WMKTX

WesMark Tactical Opportunity Fund

Semi-Annual Shareholder Report  June 30, 2025

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting

www.wesmarkfunds.com

Distributor, Northern Lights Distributors, LLC. Not affiliated with WesBanco.

TSR-SAR 063025-WMKTX

 WMKMX

WesMark West Virginia Municipal Bond Fund

Semi-Annual Shareholder Report  June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about WesMark West Virginia Municipal Bond Fund for the period of January 1, 2025 to June 30, 2025.

You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at 1-800-864-1013.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WesMark West Virginia Municipal Bond Fund	$57	1.14%

How did the Fund perform during the reporting period?

Municipal bonds experienced notable weakness in the first half of 2025, partly as a natural pullback following a strong performance in prior periods. Market volatility rose amid uncertainty over municipal bonds’ tax-exempt status and proposed tax hikes, triggering selling and brief dislocations. While these concerns have largely subsided, they left a mark on investor sentiment. Despite cautious issuance amid rate volatility, tax-exempt-to-Treasury yield ratios have since reached their most attractive levels since the October 2023 rate selloff.

Portfolio strategies emphasizing quality and duration management proved effective, with high-quality, short-duration bonds outperforming. Investors favored shorter maturities due to economic uncertainty and interest rate sensitivity, while long-duration Municipals underperformed. Stronger credits (AAA/AA) benefited from tighter spreads and better market access, whereas weaker credits faced higher borrowing costs and limited flexibility.

How has the Fund performed over the last ten years?

The WesMark West Virginia Municipal Bond Fund returned 0.09% for the 6 months ended June 30, 2025. This is in contrast to the Bloomberg Municipal Bond Index, which had a -0.35% return for the same period. Please see below tables for additional Indexes.

Total Return Based on a $10,000 Investment

$16,000
$8,000
$12,437
$11,897
$11,190
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
WesMark West Virginia Municipal Bond Fund - $11,190
Bloomberg Municipal Bond Index - $12,437
Bloomberg Municipal Bond: 5 Year GO (4-6) - $11,897

	WesMark West Virginia Municipal Bond Fund	Bloomberg Municipal Bond Index	Bloomberg Municipal Bond: 5 Year GO (4-6)
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$10,538	$10,765	$10,409
Jun-2017	$10,501	$10,713	$10,444
Jun-2018	$10,538	$10,880	$10,462
Jun-2019	$11,051	$11,610	$11,015
Jun-2020	$11,434	$12,126	$11,473
Jun-2021	$11,603	$12,632	$11,676
Jun-2022	$10,655	$11,549	$11,088
Jun-2023	$10,847	$11,917	$11,237
Jun-2024	$11,026	$12,300	$11,419
Jun-2025	$11,190	$12,437	$11,897

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$86,185,358
Number of Portfolio Holdings	115
Advisory Fee	$258,274
Portfolio Turnover	10%

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
WesMark West Virginia Municipal Bond Fund	0.10%	1.49%	-0.43%	1.13%
Bloomberg Municipal Bond Index	-0.35%	1.11%	0.51%	2.20%
Bloomberg Municipal Bond: 5 Year GO (4-6)	2.24%	4.18%	0.73%	1.75%

Past performance does not guarantee future results. Call 1-800-864-1013 for current month-end performance.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Federated Hermes Government Obligations Fund	3.6%
Ohio County Board of Education	3.3%
Hancock County Board of Education	2.5%
Monongalia County Building Commission	2.2%
West Virginia Higher Education Policy Commission	2.0%
Mason County Public Service District Water Revenue	2.0%
Cabell County Board of Education	2.0%
West Virginia Economic Development Authority	1.9%
Hampshire County Building Commission	1.9%
West Virginia Housing Development Fund	1.8%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-3.6%
Special Tax	1.1%
Other	3.0%
State	3.3%
Money Market Funds	3.6%
Health Care	3.7%
Education	5.4%
Local	9.9%
Housing	18.2%
Lease	21.7%
Utilities	33.7%

* Holdings are subject to change.

Asset Weighting (% of net assets)

Value	Value
Money Market Funds	3.4%
Municipal Bonds	96.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-800-864-1013.

 WMKMX

WesMark West Virginia Municipal Bond Fund

Semi-Annual Shareholder Report  June 30, 2025

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting

www.wesmarkfunds.com

Distributor, Northern Lights Distributors, LLC. Not affiliated with WesBanco.

TSR-SAR 063025-WMKMX

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Small Company Fund

Large Company Fund

Balanced Fund

Government Bond Fund

West Virginia Municipal Bond Fund

Tactical Opportunity Fund

WesMark Funds[SM]

Semi-Annual Financial Statements & Other Information » 6.30.25

(Includes N-CSR Items 7-11)

WesMark Small Company Fund	»	WMKSX
WesMark Large Company Fund	»	WMKGX
WesMark Balanced Fund	»	WMBLX
WesMark Government Bond Fund	»	WMBDX
WesMark West Virginia Municipal Bond Fund	»	WMKMX
WesMark Tactical Opportunity Fund	»	WMKTX

Table of Contents

June 30, 2025

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies	1
Small Company Fund
Schedule of Investments	2
Large Company Fund
Schedule of Investments	8
Balanced Fund
Schedule of Investments	13
Government Bond Fund
Schedule of Investments	22
West Virginia Municipal Bond Fund
Schedule of Investments	27
Tactical Opportunity Fund
Schedule of Investments	32
Statements of Assets and Liabilities	34
Statements of Operations	35
Statements of Changes in Net Assets	36
Financial Highlights	42
Notes to Financial Statements and Financial Highlights	48
Additional Information	56
Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies	56
Item 9 – Proxy Disclosures for Open-End Management Investment Companies	56
Item 10 – Remuneration Paid to Trustees, Officers, and Others of Open-End Management Investment Companies	56
Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract	56

Semi-Annual Report » June 30, 2025

ITEM 7 – Financial Statements and Financial Highlights

for Open-End Management Investment Companies

WESMARK SMALL COMPANY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.9%
	AEROSPACE & DEFENSE - 2.6%
20,500	Moog, Inc., Class A	$3,709,885

	AUTO COMPONENTS - 0.6%
30,700	Fox Factory Holding Corporation(a)	796,358

	BANKING - 1.0%
46,816	Cadence Bank	1,497,176

	BANKS - 6.7%
27,827	Ameris Bancorp	1,800,407
62,700	Atlantic Union Bancshares Corporation	1,961,256
22,169	Banner Corporation	1,422,141
60,108	First Bancorp	2,650,162
85,504	Old National Bancorp(a)	1,824,655
		9,658,621
	BIOTECH & PHARMA - 3.0%
102,700	Arcutis Biotherapeutics, Inc.(a)	1,439,854
27,000	CG oncology, Inc.(a)	702,000
32,500	GRAIL, Inc.(a)	1,671,150
26,000	Tourmaline Bio, Inc.(a)	415,740
		4,228,744
	BIOTECHNOLOGY - 2.9%
78,200	ACADIA Pharmaceuticals, Inc.(a)	1,686,774
56,000	Catalyst Pharmaceutical Partners, Inc.(a)	1,215,200
50,800	Viking Therapeutics, Inc.(a)	1,346,200
		4,248,174
	BUILDING PRODUCTS - 3.4%
27,500	AAON, Inc.	2,028,125
8,797	Armstrong World Industries, Inc.	1,428,985
24,428	Gibraltar Industries, Inc.(a)	1,441,252
		4,898,362
	CAPITAL MARKETS - 4.6%
11,704	PJT Partners, Inc., Class A	1,931,277
26,600	Stifel Financial Corporation	2,760,548

See accompanying notes which are an integral part of these financial statements.

WESMARK SMALL COMPANY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	CAPITAL MARKETS - 4.6% (Continued)
28,962	Victory Capital Holdings, Inc.(a)	$1,844,011
		6,535,836
	CHEMICALS - 4.0%
24,800	H.B. Fuller Company	1,491,720
18,350	Hawkins, Inc.	2,607,535
40,000	Valvoline, Inc.(a)	1,514,800
		5,614,055
	CONSTRUCTION & ENGINEERING - 4.0%
11,000	Argan, Inc.	2,425,280
35,422	Granite Construction, Inc.	3,312,310
		5,737,590
	CONTAINERS & PACKAGING - 0.4%
9,839	Greif, Inc., Class A(a)	639,437

	ELECTRIC UTILITIES - 0.9%
11,500	PNM Resources, Inc.	647,680
16,500	Portland General Electric Company	670,395
		1,318,075
	ELECTRICAL EQUIPMENT - 3.6%
48,400	Atmus Filtration Tech	1,762,728
103,000	Bloom Energy Corp., Class A(a)	2,463,760
4,600	Powell Industries, Inc.	968,070
		5,194,558
	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.3%
59,096	Knowles Corporation(a)	1,041,272
13,427	OSI Systems, Inc.(a)	3,019,194
51,291	TTM Technologies, Inc.(a)	2,093,699
		6,154,165
	ENERGY EQUIPMENT & SERVICES - 0.8%
97,100	Liberty Oilfield Services, Inc., Class A	1,114,708

	ENGINEERING & CONSTRUCTION - 0.6%
40,900	Centuri Holdings, Inc.(a)	917,796

See accompanying notes which are an integral part of these financial statements.

WESMARK SMALL COMPANY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	ENTERTAINMENT - 0.9%
44,600	IMAX Corporation(a)	$1,247,016

	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.4%
35,000	National Storage Affiliates Trust	1,119,650
46,985	Sabra Health Care REIT, Inc.	866,403
		1,986,053
	FOOD - 0.8%
133,500	Mama’s Creations Incorporated(a)	1,108,050

	FOOD & STAPLES RETAILING - 1.2%
10,800	Sprouts Farmers Market, Inc.(a)	1,778,112

	FOOD PRODUCTS - 1.8%
41,946	Simply Good Foods Company (The)(a)	1,325,074
193,100	SunOpta, Inc.(a)	1,119,980
		2,445,054
	HEALTH CARE EQUIPMENT & SUPPLIES - 1.4%
16,318	Integer Holdings Corporation(a)	2,006,624

	HEALTH CARE FACILITIES & SERVICES - 1.0%
66,449	Concentra Group Holdings Parent, Inc.	1,366,856

	HEALTH CARE PROVIDERS & SERVICES - 1.9%
120,000	Surgery Partners, Inc.(a)	2,667,600

	HOTELS, RESTAURANTS & LEISURE - 2.1%
32,122	Hilton Grand Vacations, Inc.(a)	1,334,027
4,900	Wingstop, Inc.	1,650,026
		2,984,053
	HOUSEHOLD DURABLES - 0.3%
27,000	Lovesac Company (The)(a)	491,400

See accompanying notes which are an integral part of these financial statements.

WESMARK SMALL COMPANY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 1.7%
28,400	Ormat Technologies, Inc.	$2,378,784

	INSURANCE - 1.6%
25,600	Employers Holdings, Inc.	1,207,808
9,800	Goosehead Insurance, Inc., Class A(a)	1,033,998
		2,241,806
	IT SERVICES - 3.4%
64,700	Hackett Group, Inc. (The)(a)	1,644,674
64,947	I3 Verticals, Inc., Class A(a)	1,784,744
12,363	Science Applications International Corporation	1,392,197
		4,821,615
	LEISURE FACILITIES & SERVICES - 2.9%
20,200	Dutch Bros, Inc.(a)	1,381,074
79,699	First Watch Restaurant Group, Inc.(a)	1,278,372
18,300	Kura Sushi USA, Inc.(a)	1,575,263
		4,234,709
	MEDICAL EQUIPMENT & DEVICES - 0.7%
11,400	LeMaitre Vascular, Inc.	946,770

	METALS & MINING - 2.3%
9,682	Carpenter Technology Corporation	2,675,911
8,200	Materion Corporation	650,834
		3,326,745
	MULTI-UTILITIES - 1.1%
40,400	Avista Corporation	1,533,180

	OIL & GAS PRODUCERS - 2.4%
9,900	Gulport Energy Corp.(a)	1,991,583
52,500	Northern Oil and Gas, Inc.	1,488,375
		3,479,958
	OIL, GAS & CONSUMABLE FUELS - 3.2%
56,549	Comstock Resources, Inc.(a)	1,564,711
56,538	Magnolia Oil & Gas Corporation, Class A	1,270,974

See accompanying notes which are an integral part of these financial statements.

WESMARK SMALL COMPANY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	OIL, GAS & CONSUMABLE FUELS - 3.2% (Continued)
35,994	Matador Resources Company	$1,717,634
		4,553,319
	PERSONAL PRODUCTS - 1.1%
13,000	e.l.f. Beauty, Inc.(a)	1,617,720

	PHARMACEUTICALS - 3.0%
13,300	Axsome Therapeutics, Inc.(a)	1,388,387
149,706	Elanco Animal Health, Inc.(a)	2,137,802
11,109	Prestige Consumer Healthcare, Inc.(a)	887,054
		4,413,243
	PROFESSIONAL SERVICES - 1.7%
32,945	Korn Ferry	2,415,857

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.9%
31,000	Brooks Automation, Inc.(a)	954,180
27,800	Rambus, Inc.(a)	1,779,756
		2,733,936
	SOFTWARE - 9.8%
22,000	BlackLine, Inc.(a)	1,245,640
81,254	Box, Inc., Class A(a)	2,776,449
24,200	DigitalOcean Holdings, Inc.(a)	691,152
18,600	Oddity Tech Ltd.(a)	1,403,742
46,000	Phreesia, Inc.(a)	1,309,160
10,156	Qualys, Inc.(a)	1,450,988
56,896	SentinelOne, Inc., Class A(a)	1,040,059
81,200	Varonis Systems, Inc.(a)	4,120,901
		14,038,091
	SPECIALTY RETAIL - 1.7%
21,400	Advance Auto Parts, Inc.	994,886
20,000	Urban Outfitters, Inc.(a)	1,450,800
		2,445,686
	TECHNOLOGY HARDWARE - 1.9%
17,000	Celestica, Inc.(a)	2,653,870

See accompanying notes which are an integral part of these financial statements.

WESMARK SMALL COMPANY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	TRADING COMPANIES & DISTRIBUTORS - 1.9%
12,005	Applied Industrial Technologies, Inc.	$2,790,562

	WATER UTILITIES - 0.4%
61,500	Global Water Resources, Inc.	626,685

	TOTAL COMMON STOCKS (Cost $91,782,949)	141,596,894

Shares		Fair Value
	SHORT-TERM INVESTMENT — 2.3%
	MONEY MARKET FUND - 2.3%
3,265,736	Federated Hermes Government Obligations Fund, 4.26% (Cost $3,265,736)(b)	3,265,736

	TOTAL INVESTMENTS - 101.2% (Cost $95,048,685)	$144,862,630
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2)%	(1,700,932)
	NET ASSETS - 100.0%	$143,161,698

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2025.

See accompanying notes which are an integral part of these financial statements.

WESMARK LARGE COMPANY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6%
	AEROSPACE & DEFENSE - 3.4%
58,000	Raytheon Technologies Corp.	$8,469,160
34,532	Textron, Inc.(a)	2,772,574
		11,241,734
	APPAREL & TEXTILE PRODUCTS - 1.1%
68,882	On Holding A.G.(a)	3,585,308

	ASSET MANAGEMENT - 1.4%
243,100	Blue Owl Capital Inc.	4,669,951

	AUTOMOBILES - 1.9%
19,900	Tesla, Inc.(a)	6,321,434

	BANKS - 5.2%
74,000	Bank of America Corporation	3,501,680
101,900	Fifth Third Bancorp	4,191,147
33,130	JPMorgan Chase & Co.	9,604,719
		17,297,546
	BEVERAGES - 0.9%
94,058	Keurig Dr. Pepper, Inc.	3,109,557

	BIOTECH & PHARMA - 1.0%
49,300	Novo Nordisk A/S - ADR	3,402,686

	BIOTECHNOLOGY - 3.9%
29,978	AbbVie, Inc.	5,564,518
18,624	Amgen, Inc.	5,200,007
35,000	BioMarin Pharmaceutical, Inc.(a)	1,923,950
		12,688,475
	CAPITAL MARKETS - 1.5%
36,221	Morgan Stanley	5,102,090

	CHEMICALS - 1.1%
31,455	PPG Industries, Inc.	3,578,006

See accompanying notes which are an integral part of these financial statements.

WESMARK LARGE COMPANY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	COMMUNICATIONS EQUIPMENT - 2.6%
10,662	F5, Inc.(a)	$3,138,040
28,000	Palo Alto Networks, Inc.(a)	5,729,920
		8,867,960
	ELECTRIC UTILITIES - 1.5%
68,369	NextEra Energy, Inc.	4,746,176

	ELECTRICAL EQUIPMENT - 0.6%
88,000	Bloom Energy Corp., Class A(a)	2,104,960

	ENERGY EQUIPMENT & SERVICES - 0.8%
126,000	Halliburton Company	2,567,880

	FINANCIAL SERVICES - 2.1%
6,669	BlackRock, Inc.	6,997,448

	FOOD & STAPLES RETAILING - 1.5%
51,400	Walmart, Inc.	5,025,892

	FOOD PRODUCTS - 1.1%
52,742	Mondelez International, Inc., Class A	3,556,920

	GAS & WATER UTILITIES - 1.0%
24,662	American Water Works Company, Inc.	3,430,731

	HEALTH CARE FACILITIES & SERVICES - 1.5%
16,100	UnitedHealth Group, Inc.	5,022,717

	HOTELS, RESTAURANTS & LEISURE - 1.1%
13,800	Marriott International, Inc., Class A	3,770,298

	HOUSEHOLD PRODUCTS - 1.6%
33,107	Procter & Gamble Co. (The)	5,274,608

See accompanying notes which are an integral part of these financial statements.

WESMARK LARGE COMPANY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	INTERACTIVE MEDIA & SERVICES - 4.1%
18,500	Meta Platforms, Inc., Class A	$13,654,665

	INTERNET & DIRECT MARKETING RETAIL - 6.1%
74,000	Amazon.com, Inc.(a)	16,234,860
38,000	Uber Technologies, Inc.(a)	3,545,400
		19,780,260
	INTERNET MEDIA & SERVICES - 5.4%
103,260	Alphabet, Inc., Class A	18,197,510

	INTERNET SOFTWARE & SERVICES - 0.9%
4,026	Spotify Technology S.A.(a)	3,089,311

	IT SERVICES - 3.6%
15,000	Mastercard, Inc., Class A	8,429,100
31,600	Shopify, Inc., Class A(a)	3,645,060
		12,074,160
	LEISURE FACILITIES & SERVICES - 1.1%
45,000	Cava Group, Inc.(a)	3,790,350

	LIFE SCIENCES TOOLS & SERVICES - 1.8%
14,979	Thermo Fisher Scientific, Inc.	6,073,385

	MACHINERY - 4.8%
15,600	Chart Industries, Inc.(a)	2,568,540
11,164	Deere & Company	5,676,782
11,000	Parker-Hannifin Corporation	7,683,171
		15,928,493
	METALS & MINING - 0.4%
30,000	Freeport-McMoRan, Inc.	1,300,500

	OIL & GAS PRODUCERS - 2.5%
33,600	Chevron Corp.	4,811,184
19,950	ConocoPhillips	1,790,313

See accompanying notes which are an integral part of these financial statements.

WESMARK LARGE COMPANY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	OIL & GAS PRODUCERS - 2.5% (Continued)
16,518	Exxon Mobil Corporation	$1,780,640
		8,382,137
	OIL, GAS & CONSUMABLE FUELS - 0.8%
19,000	Diamondback Energy, Inc.	2,610,600

	PHARMACEUTICALS - 1.0%
41,404	Merck & Co., Inc.	3,277,541

	REAL ESTATE INVESTMENT TRUSTS - 0.8%
11,300	American Tower Corp.	2,497,526

	SEMICONDUCTORS - 1.5%
64,592	Marvell Technology, Inc.	4,999,421

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.9%
35,468	Advanced Micro Devices, Inc.(a)	5,032,909
31,540	Broadcom, Inc.	8,694,001
99,304	NVIDIA Corp.	15,689,039
		29,415,949
	SOFTWARE - 11.4%
17,500	Datadog, Inc., Class A(a)	2,350,775
51,564	Microsoft Corp.	25,648,449
22,490	salesforce.com, Inc.	6,132,798
14,500	Snowflake, Inc., Class A(a)	3,244,665
		37,376,687
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 6.7%
109,000	Apple, Inc.	22,363,530

	UTILITY COMPANY - 1.0%
27,800	Duke Energy Corporation	3,280,400

	TOTAL COMMON STOCKS (Cost $160,261,670)	330,454,802

See accompanying notes which are an integral part of these financial statements.

WESMARK LARGE COMPANY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.4%
	MONEY MARKET FUND - 0.4%
1,393,054	Federated Hermes Government Obligations Fund, 4.26% (Cost $1,393,054)(b)	$1,393,054

	TOTAL INVESTMENTS - 100.0% (Cost $161,654,724)	$331,847,856
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(69,801)
	NET ASSETS - 100.0%	$331,778,055

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2025.

See accompanying notes which are an integral part of these financial statements.

WESMARK BALANCED FUND

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 62.1%
	AEROSPACE & DEFENSE - 1.4%
5,400	L3Harris Technologies, Inc.	$1,354,536

	ASSET MANAGEMENT - 0.6%
11,000	TPG, Inc.	576,950

	BANKS - 6.1%
14,000	Bank of America Corporation	662,480
8,709	JPMorgan Chase & Co.	2,524,827
8,000	PNC Financial Services Group, Inc. (The)	1,491,360
26,809	U.S. Bancorp	1,213,107
		5,891,774
	BEVERAGES - 2.1%
14,886	PepsiCo, Inc.	1,965,547

	BIOTECH & PHARMA - 0.6%
8,200	Novo Nordisk A/S - ADR	565,964

	BIOTECHNOLOGY - 2.6%
13,500	AbbVie, Inc.	2,505,870

	CAPITAL MARKETS - 2.8%
3,805	Goldman Sachs Group, Inc. (The)	2,692,989

	CHEMICALS - 0.5%
18,200	Dow, Inc.	481,936

	COMMUNICATIONS EQUIPMENT - 2.0%
28,500	Cisco Systems, Inc.	1,977,330

	DIVERSIFIED TELECOMMUNICATION SERVICES - 1.1%
36,000	AT&T, Inc.	1,041,840

See accompanying notes which are an integral part of these financial statements.

WESMARK BALANCED FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 62.1% (Continued)
	ELECTRIC UTILITIES - 0.8%
14,099	Dominion Energy, Inc.	$796,875

	ELECTRICAL EQUIPMENT - 0.8%
2,100	Eaton Corp., PLC	749,679

	ENTERTAINMENT CONTENT - 0.7%
5,300	Walt Disney Co. (The)	657,253

	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.3%
11,408	CubeSmart	484,840
4,400	Digital Realty Trust, Inc.	767,052
		1,251,892
	FOOD & STAPLES RETAILING - 1.9%
18,987	Walmart, Inc.	1,856,549

	HEALTH CARE FACILITIES & SERVICES - 0.5%
1,400	UnitedHealth Group, Inc.	436,758

	HOUSEHOLD PRODUCTS - 1.0%
6,200	Procter & Gamble Co. (The)	987,784

	INTERACTIVE MEDIA & SERVICES - 2.6%
3,470	Meta Platforms, Inc., Class A	2,561,172

	INTERNET MEDIA & SERVICES - 1.2%
6,500	Alphabet, Inc., Class A	1,145,495

	IT SERVICES - 1.3%
4,400	International Business Machines Corporation	1,297,032

	LEISURE FACILITIES & SERVICES - 1.7%
3,487	McDonald’s Corp.	1,018,797
6,500	Starbucks Corp.	595,595
		1,614,392

See accompanying notes which are an integral part of these financial statements.

WESMARK BALANCED FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 62.1% (Continued)
	MACHINERY - 3.2%
5,825	Caterpillar, Inc.	$2,261,322
1,599	Deere & Company	813,076
		3,074,398
	MULTI-LINE RETAIL - 1.3%
12,954	Target Corp.	1,277,912

	OIL & GAS PRODUCERS - 3.5%
17,313	Chevron Corp.	2,479,049
7,299	EOG Resources, Inc.	873,033
		3,352,082
	OIL, GAS & CONSUMABLE FUELS - 0.7%
5,117	Valero Energy Corp.	687,827

	PHARMACEUTICALS - 3.3%
2,321	Eli Lilly & Co.	1,809,289
17,956	Merck & Co., Inc.	1,421,397
		3,230,686
	REAL ESTATE INVESTMENT TRUSTS - 0.6%
2,600	American Tower Corp.	574,652

	SEMICONDUCTORS - 0.8%
3,432	Analog Devices, Inc.	816,885

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.5%
7,000	Texas Instruments, Inc.	1,453,340

	SOFTWARE - 3.4%
4,500	Microsoft Corp.	2,238,345
3,900	salesforce.com, Inc.	1,063,491
		3,301,836
	SPECIALTY RETAIL - 2.6%
4,314	Dick’s Sporting Goods, Inc.	853,352
7,773	Lowe’s Cos., Inc.	1,724,596
		2,577,948

See accompanying notes which are an integral part of these financial statements.

WESMARK BALANCED FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 62.1% (Continued)
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 4.8%
22,141	Apple, Inc.	$4,542,670

	TEXTILES, APPAREL & LUXURY GOODS - 0.6%
7,500	NIKE, Inc., Class B	532,800

	TRANSPORTATION & LOGISTICS - 1.0%
9,508	United Parcel Service, Inc., Class B	959,738

	UTILITY COMPANY - 1.2%
9,886	Duke Energy Corporation	1,166,548

	TOTAL COMMON STOCKS (Cost $34,840,689)	59,958,939

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 1.5%
	CMBS — 1.5%
1,500,000	Morgan Stanley Capital I Trust 2015-UBS8 Series UBS8 A4	3.8090	12/17/48	1,490,897
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,533,857)			1,490,897

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 22.7%
	ASSET MANAGEMENT — 1.0%
250,000	Blackrock Inc	2.4000	04/30/30	230,146
500,000	Charles Schwab Corporation (The)	5.8530	05/19/34	531,342
250,000	Legg Mason, Inc.	4.7500	03/15/26	250,494
				1,011,982
	AUTOMOTIVE — 0.5%
550,000	American Honda Finance Corp	1.8000	01/13/31	472,591

	BANKING — 1.2%
500,000	Fifth Third Bank NA	3.8500	03/15/26	496,923

See accompanying notes which are an integral part of these financial statements.

WESMARK BALANCED FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 22.7% (Continued)
	BANKING — 1.2% (Continued)
150,000	PNC Bank National Association	2.7000	10/22/29	$140,008
500,000	PNC Financial Services Group Inc/The	6.8750	10/20/34	559,146
				1,196,077
	BIOTECH & PHARMA — 1.2%
500,000	AbbVie Inc(b)	3.2000	11/21/29	478,404
175,000	Abbvie, Inc.	4.5500	03/15/35	169,973
250,000	Bristol-Myers Squibb Company	3.9000	02/20/28	248,892
175,000	GlaxoSmithKline Capital, Inc.	6.3750	05/15/38	194,460
				1,091,729
	COMMERCIAL SUPPORT SERVICES — 0.5%
500,000	Republic Services Inc	5.7000	05/15/41	517,897

	DIVERSIFIED INDUSTRIALS — 1.3%
500,000	3M Company	3.3750	03/01/29	484,661
175,000	Honeywell International Inc	5.7000	03/15/37	183,543
500,000	Honeywell International, Inc.	4.5000	01/15/34	490,026
				1,158,230
	ELECTRIC UTILITIES — 2.6%
500,000	CenterPoint Energy Houston Electric LLC	4.4500	10/01/32	489,840
500,000	Duke Energy Carolinas LLC	4.8500	03/15/30	511,303
500,000	National Rural Utilities Cooperative Finance Corp.	5.0000	02/07/31	512,788
500,000	Nextera Energy Capital Holding, Inc.	3.5500	05/01/27	493,278
500,000	Wisconsin Electric Power	4.7500	09/30/32	506,272
				2,513,481
	ENGINEERING & CONSTRUCTION — 0.5%
500,000	Jacobs Engineering Group, Inc.	5.9000	03/01/33	520,571

	ENTERTAINMENT CONTENT — 0.5%
500,000	Activison Blizzard, Inc.	3.4000	09/15/26	487,474

	FOOD & STAPLES RETAILING — 0.5%
500,000	Wal-Mart Stores, Inc.	5.2500	09/01/35	525,488

See accompanying notes which are an integral part of these financial statements.

WESMARK BALANCED FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 22.7% (Continued)
	INSURANCE — 2.5%
500,000	Berkshire Hathaway Finance Corporation	2.8750	03/15/32	$461,121
400,000	Marsh & McLennan Cos Inc	2.3750	12/15/31	350,525
500,000	MetLife Inc	5.8750	02/06/41	518,594
500,000	Mutual of Omaha Cos Global Funding(b)	5.0000	04/01/30	509,797
500,000	Progressive Corporation (The)	4.9500	06/15/33	510,962
				2,350,999
	INTERNET MEDIA & SERVICES — 0.3%
250,000	Expedia, Inc.	3.8000	02/15/28	246,369

	LEISURE FACILITIES & SERVICES — 0.5%
500,000	Marriott International Series KK	4.9000	04/15/29	509,075

	MACHINERY — 1.2%
500,000	Caterpillar Financial Services Corp	3.6000	08/12/27	495,206
500,000	Ingersoll Rand, Inc.	5.7000	08/14/33	523,902
				1,019,108
	MEDICAL EQUIPMENT & DEVICES — 0.5%
500,000	GE HealthCare Technologies, Inc.	5.6500	11/15/27	515,264

	OIL & GAS PRODUCERS — 1.4%
500,000	Marathon Oil Corporation	6.6000	10/01/37	528,605
500,000	ONEOK Inc	5.8000	11/01/30	523,677
250,000	Phillips 66	4.6500	11/15/34	238,758
				1,291,040
	REAL ESTATE INVESTMENT TRUSTS — 0.5%
500,000	Prologis Targeted US Logistics Fund LP(b)	5.2500	04/01/29	513,879

	RENEWABLE ENERGY — 1.0%
500,000	Duke Energy Corporation	4.3000	03/15/28	500,750
500,000	NextEra Energy Capital Holdings Inc	5.0000	07/15/32	506,209
				1,006,959
	RETAIL - CONSUMER STAPLES — 1.3%
250,000	Dollar Tree, Inc.	4.2000	05/15/28	247,698
500,000	Target Corp	4.4000	01/15/33	491,942

See accompanying notes which are an integral part of these financial statements.

WESMARK BALANCED FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 22.7% (Continued)
	RETAIL - CONSUMER STAPLES — 1.3% (Continued)
500,000	Walmart, Inc.	3.9500	06/28/38	$460,298
				1,199,938
	RETAIL - DISCRETIONARY — 0.6%
175,000	Home Depot, Inc. (The)	5.8750	12/16/36	187,783
500,000	O’Reilly Automotive, Inc.	4.3500	06/01/28	501,639
				689,422
	SEMICONDUCTORS — 0.5%
500,000	Broadcom, Inc.	5.2000	04/15/32	514,387

	TECHNOLOGY HARDWARE — 0.6%
500,000	Dell International LLC / EMC Corp.	5.7500	02/01/33	525,551

	TECHNOLOGY SERVICES — 0.5%
500,000	PayPal Holdings, Inc.	4.4000	06/01/32	494,318

	TRANSPORTATION & LOGISTICS — 1.0%
500,000	American Express Company	5.0430	05/01/34	504,908
500,000	FedEx Corp(b)	4.2500	05/15/30	490,487
				995,395
	TRANSPORTATION EQUIPMENT — 0.5%
500,000	PACCAR Financial Corp	4.4500	08/06/27	505,924

	TOTAL CORPORATE BONDS (Cost $21,806,795)			21,873,148

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 2.5%
	HIGHER EDUCATION — 0.6%
575,000	Marshall University	3.1770	05/01/29	551,493

	LOCAL AUTHORITY — 0.4%
450,000	Commonwealth Financing Authority	4.0140	06/01/33	433,647

See accompanying notes which are an integral part of these financial statements.

WESMARK BALANCED FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 2.5% (Continued)
	SALES TAX — 0.4%
450,000	Utah Transit Authority	3.3930	12/15/36	$388,009

	SCHOOL DISTRICT — 0.4%
270,000	Belding Area Schools	6.7000	05/01/27	270,664
200,000	Charter Oak Unified School District	2.6810	08/01/36	160,979
				431,643
	TAX INCREMENT FINANCING — 0.7%
605,000	Columbus-Franklin County Finance Authority	4.4900	11/15/32	596,202

	TOTAL MUNICIPAL BONDS (Cost $2,557,957)			2,400,994

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 8.3%
	AGENCY MBS OTHER — 3.2%
688,223	Fannie Mae Pool BL5389	2.7100	05/01/27	670,627
554,452	Fannie Mae Pool AM6756	3.5700	10/01/29	542,900
120,395	Fannie Mae Pool MA3621	3.5000	03/01/39	115,964
42,868	Fannie Mae Pool BN4896	4.0000	01/01/49	40,410
104,955	Fannie Mae Pool MA3592	4.0000	02/01/49	99,218
330,175	Fannie Mae Pool BP4338	4.3360	03/01/49	337,812
412,153	Fannie Mae Pool MA4841	5.0000	12/01/52	406,590
36,967	Freddie Mac Gold Pool G18527	3.0000	10/01/29	36,266
178,369	Freddie Mac Gold Pool G18707	3.5000	09/01/33	175,816
374,792	Government National Mortgage Association Series 126 DA	3.5000	01/20/48	356,754
140,680	Small Business Administration Pools 510136	5.0000	01/25/42	141,908
154,438	Small Business Administration Pools 509913	4.9000	07/25/42	154,211
				3,078,476
	FEDERAL HOME LOAN MORTGAGE CORPORATION — 0.1%
96,967	FHLMC Series 4517 Class PC	2.5000	05/15/44	92,853

	GOVERNMENT SPONSORED — 0.8%
750,000	Federal Home Loan Banks	4.6250	11/17/26	756,650

See accompanying notes which are an integral part of these financial statements.

WESMARK BALANCED FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 8.3% (Continued)
	U.S. TREASURY BONDS — 2.0%
500,000	U.S. Treasury Bonds	3.5000	02/15/39	$451,621
500,000	United States Treasury Note	4.0000	12/15/25	499,681
100,000	United States Treasury Note	3.8750	11/30/27	100,398
750,000	United States Treasury Note	3.5000	01/31/30	741,402
150,000	United States Treasury Note	4.5000	02/15/36	153,955
				1,947,057
	U.S. TREASURY INFLATION PROTECTED — 0.5%
500,000	United States Treasury Inflation Indexed Bonds	1.6250	10/15/29	516,171

	U.S. TREASURY NOTES — 1.7%
500,000	U.S. Treasury Notes	2.8750	08/15/28	487,813
500,000	U.S. Treasury Notes	4.1250	11/15/32	503,555
150,000	U.S. Treasury Notes	4.7500	02/15/37	156,275
500,000	United States Treasury Note B	4.1250	08/31/30	507,324
				1,654,967
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $8,171,817)			8,046,174

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.6%
	MONEY MARKET FUNDS - 1.6%
1,503,455	Federated Hermes Government Obligations Fund, 4.26% (Cost $1,503,455)(c)	1,503,455

	TOTAL INVESTMENTS - 98.7% (Cost $70,414,570)	$95,273,607
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%	1,240,128
	NET ASSETS - 100.0%	$96,513,735

(a)	Variable rate security; the rate shown represents the rate on June 30, 2025.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025 the total market value of 144A securities is 1,992,567 or 2.1% of net assets.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2025.

See accompanying notes which are an integral part of these financial statements.

WESMARK GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 23.6%
465,124	Fannie Mae REMIC Trust 2003-W18 Series W18 2A	4.9940	06/25/43	$464,178
521,198	Fannie Mae REMIC Trust 2004-W14 Series W14 1AF	4.8200	07/25/44	492,803
2,720,228	Fannie Mae REMICS Series 6 BV	5.5000	02/25/35	2,774,061
2,170,478	Fannie Mae REMICS Series 76 D	5.5000	08/25/45	2,208,839
701,159	Fannie Mae REMICS Series 90 DA	3.0000	08/25/46	640,441
2,579,829	Fannie Mae REMICS Series 83 DA	6.0000	01/25/48	2,640,281
398,133	Fannie Mae REMICS Series 74 LB	3.0000	10/25/49	367,740
3,193,286	Federal Home Loan Mortgage Corporation SD8363	6.0000	09/01/53	3,250,225
1,351,684	Freddie Mac REMICS Series 5374 AV	5.5000	11/25/34	1,378,164
1,931,707	Freddie Mac REMICS Series 5495 VD	5.0000	11/25/35	1,971,608
2,895,652	Freddie Mac REMICS Series 5497 VA	5.0000	12/25/35	2,955,095
2,780,800	Freddie Mac REMICS Series 5386 CV	5.5000	02/25/37	2,870,988
547,876	Freddie Mac REMICS Series 4629 QG	2.5000	11/15/46	478,206
716,926	Freddie Mac REMICS Series 5227 JW	4.0000	01/25/49	700,202
3,583,893	Freddie Mac REMICS Series 5020 TP	2.0000	10/25/50	2,869,445
1,699,330	Freddie Mac REMICS Series 5417 E	5.5000	12/25/50	1,733,215
1,670,072	Freddie Mac Strips Series 330 F4(a)	4.8000	10/15/37	1,649,577
175,373	Freddie Mac Structured Pass-Through Certificates Series 55 1A3A	4.8200	03/25/43	174,725
501,590	Government National Mortgage Association Series 59 FL	4.9320	05/20/40	499,240
407,765	Government National Mortgage Association Series 38 KA	1.2500	02/20/42	374,463
6,302,933	Government National Mortgage Association Series 39 AE	1.7500	01/20/43	5,716,490
1,740,144	Government National Mortgage Association Series 155 PE	1.5000	09/20/51	1,501,764
5,000,000	Government National Mortgage Association Series 203 B	2.0000	04/16/62	2,945,402

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $43,252,135)			40,657,152

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 9.3%
	BANKING — 3.4%
1,000,000	Comerica Inc		4.0000	02/01/29	975,318
1,000,000	FNP Corporation		5.7220	12/11/30	1,005,985
1,000,000	KeyCorporation		2.2500	04/06/27	964,666
1,000,000	PNC Financial Services		6.0370	10/28/33	1,063,817

See accompanying notes which are an integral part of these financial statements.

WESMARK GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 9.3% (Continued)
	BANKING — 3.4% (Continued)
1,000,000	US Bancorp		4.8390	02/01/34	$987,785
1,000,000	Wintrust Financial Corporation		4.8500	06/06/29	968,693
					5,966,264
	BIOTECH & PHARMA — 1.2%
2,000,000	Amgen, Inc.		5.2500	03/02/33	2,048,746

	INSTITUTIONAL FINANCIAL SERVICES — 0.3%
500,000	Morgan Stanley Series F		5.2970	04/20/37	498,328

	NON-CONVERTIBLE — 1.8%
3,000,000	FIRST TENNESSEE BANK		5.7500	05/01/30	3,069,655

	OIL & GAS PRODUCERS — 0.6%
1,000,000	Kinder Morgan, Inc.		5.2000	06/01/33	1,005,251

	RETAIL - DISCRETIONARY — 1.7%
2,000,000	AutoZone, Inc.		4.7500	02/01/33	1,980,646
1,000,000	Genuine Parts Co Sr Nt		4.9500	08/15/29	1,015,764
					2,996,410
	U.S. TREASURY NOTES — 0.3%
500,000	PNC Financial Services Group	SOFR + 1.730%	6.6150	10/20/27	514,142

	TOTAL CORPORATE BONDS (Cost $15,496,813)				16,098,796

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 0.6%
	APPROPRIATION — 0.6%
1,000,000	Wheeling Municipal Building Commission	5.5580	08/01/37	1,011,205
	TOTAL MUNICIPAL BONDS (Cost $1,000,000)			1,011,205

See accompanying notes which are an integral part of these financial statements.

WESMARK GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 61.1% (Continued)
	AGENCY MBS OTHER — 37.7%
3,187,031	Fannie Mae Pool AN0897	3.4400	02/01/32	$3,031,751
2,303,757	Fannie Mae Pool BM7239	4.5000	02/01/41	2,265,040
1,690,451	Fannie Mae Pool MA4715	4.5000	07/01/42	1,657,604
3,560,770	Fannie Mae Pool MA4780	4.5000	10/01/42	3,475,379
3,744,047	Fannie Mae Pool MA4801	4.5000	11/01/42	3,682,037
1,656,758	Fannie Mae Pool MA4865	4.5000	01/01/43	1,629,318
1,909,440	Fannie Mae Pool MA4904	5.5000	01/01/43	1,946,190
1,634,521	Fannie Mae Pool MA2711	3.0000	08/01/46	1,423,616
849,434	Fannie Mae Pool CB2212	1.7470	11/01/51	764,082
4,034,604	Fannie Mae Pool MA4626	4.0000	06/01/52	3,761,733
4,026,367	Fannie Mae Pool MA4656	4.5000	07/01/52	3,860,551
2,352,173	Fannie Mae Pool MA4807	5.5000	11/01/52	2,367,168
2,176,587	Fannie Mae Pool MA4847	6.0000	11/01/52	2,220,547
1,117,890	Freddie Mac Non Gold Pool	3.1280	05/01/52	1,049,184
1,782,452	Freddie Mac Non Gold Pool 841733	2.0930	06/01/52	1,672,159
995,281	Freddie Mac Pool QA6315	3.5000	01/01/50	913,625
4,079,731	Freddie Mac Pool SD8222	4.0000	06/01/52	3,803,810
2,588,839	Freddie Mac Pool SD8265	4.0000	11/01/52	2,413,342
4,251,925	Freddie Mac Pool SD8299	5.0000	02/01/53	4,183,753
863,307	Freddie Mac Pool SD8362	5.5000	09/01/53	864,720
2,350,605	Ginnie Mae II Pool MA8192	4.0000	08/20/52	2,160,456
2,323,484	Ginnie Mae II Pool MA8419	5.5000	11/20/52	2,319,432
1,240,109	Ginnie Mae II Pool MA8481	5.5000	12/20/52	1,237,947
4,140,475	UMBS Fannie Mae Pool MA4918	5.0000	02/01/53	4,074,089
4,140,115	UMBS Freddie Mac Pool SD8257	4.5000	10/01/52	3,969,904
4,197,332	UMBS Freddie Mac Pool SD8288	5.0000	01/01/53	4,135,654
				64,883,091
	GOVERNMENT SPONSORED — 2.3%
2,000,000	Federal Farm Credit Banks Funding Corp	3.7300	10/22/32	1,931,541
2,000,000	Federal Farm Credit Banks Funding Corporation	4.0000	02/09/33	1,956,222
				3,887,763
	U.S. TREASURY BILLS — 2.1%
2,500,000	United States Treasury Note	2.7500	05/31/29	2,411,181
2,000,000	United States Treasury Note	1.7500	08/15/41	1,328,438

See accompanying notes which are an integral part of these financial statements.

WESMARK GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 61.1% (Continued)
	U.S. TREASURY BILLS — 2.1% (Continued)
				$3,739,619
	U.S. TREASURY BONDS — 15.2%
2,500,000	U. S. Treasury Strips	–	08/15/43	1,010,577
1,000,000	U.S. Treasury Bonds	1.1250	08/15/40	615,508
2,000,000	U.S. Treasury Bonds	2.3750	02/15/42	1,455,625
1,000,000	U.S. Treasury Bonds	3.7500	11/15/43	874,063
3,000,000	U.S. Treasury Notes	2.8750	05/15/28	2,933,554
2,000,000	U.S. Treasury Notes	1.5000	02/15/30	1,810,234
2,275,000	U.S. Treasury Strips	–	08/15/41	1,035,415
1,000,000	United States Treasury Note	3.8750	12/31/27	1,004,375
2,200,000	United States Treasury Strip Coupon	–	02/15/40	1,089,936
2,150,000	United States Treasury Strip Coupon	–	05/15/40	1,049,224
2,200,000	United States Treasury Strip Coupon	–	11/15/40	1,043,984
2,300,000	United States Treasury Strip Coupon	–	02/15/41	1,076,757
2,200,000	United States Treasury Strip Coupon	–	05/15/41	1,016,113
2,220,000	United States Treasury Strip Coupon	–	02/15/42	979,668
4,565,000	United States Treasury Strip Coupon	–	05/15/42	1,984,394
2,265,000	United States Treasury Strip Coupon	–	08/15/42	970,547
2,400,000	United States Treasury Strip Coupon	–	11/15/42	1,014,532
2,320,000	United States Treasury Strip Coupon	–	02/15/43	966,821
3,000,000	United States Treasury Strip Coupon	–	05/15/43	1,232,818
2,500,000	United States Treasury Strip Coupon	–	11/15/43	998,160
2,440,000	United States Treasury Strip Coupon	–	02/15/44	961,226
2,475,000	United States Treasury Strip Coupon	–	05/15/44	962,080
				26,085,611
	U.S. TREASURY NOTES — 3.8%
2,500,000	U.S. Treasury Notes	2.8750	08/15/28	2,439,063
1,000,000	U.S. Treasury Notes	4.6250	03/15/26	1,003,595
2,000,000	United States Treasury Note	0.6250	08/15/30	1,706,133
2,000,000	United States Treasury Note/Bond	2.0000	11/15/41	1,376,094
				6,524,885

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $108,156,029)			105,120,969

See accompanying notes which are an integral part of these financial statements.

WESMARK GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 3.6%
	MONEY MARKET FUND - 3.6%
6,284,224	Federated Hermes Government Obligations Fund, 4.26% (Cost $6,284,224)(c)	$6,284,224

	TOTAL INVESTMENTS - 98.2% (Cost $174,189,201)	$169,172,346
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%	3,027,286
	NET ASSETS - 100.0%	$172,199,632

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(b)	Variable rate security; the rate shown represents the rate on June 30, 2025.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2025.

See accompanying notes which are an integral part of these financial statements.

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 100.0%
	APPROPRIATION — 21.7%
580,000	Berkeley County Building Commission	2.0000	06/01/35	$463,907
750,000	Berkeley County Building Commission	2.0000	06/01/40	505,319
400,000	Berkeley County Building Commission	4.0000	06/01/40	390,120
950,000	Brooke County Building Commission	3.0000	12/01/36	853,737
265,000	City of Buckhannon WV	3.7000	12/01/28	255,407
545,000	Fayette County Board of Education/WV	2.2500	10/01/30	486,439
500,000	Fayette County Board of Education/WV	2.0000	10/01/31	431,460
640,000	Fayette County Board of Education/WV	2.2500	10/01/32	544,150
565,000	Fayette County Board of Education/WV	2.5000	10/01/33	480,811
355,000	Hampshire County Building Commission	3.0000	01/01/29	333,105
380,000	Hampshire County Building Commission	3.0000	01/01/31	343,318
1,660,000	Hampshire County Building Commission	4.2500	01/01/35	1,635,939
1,000,000	Harrison County Building Commission	3.5000	10/01/35	883,933
1,000,000	Jefferson County Building Commission	4.8750	07/01/45	997,018
900,000	Jefferson County School District Finance Corp	3.0000	12/01/35	813,338
900,000	Kanawha County Public Building Commission	4.0000	12/01/39	880,631
850,000	Lewis County Building Commission	4.7500	02/01/38	851,132
2,320,000	Monongalia County Building Commission	2.0000	02/01/34	1,914,146
1,030,000	Moundsville Building Commission	4.0000	08/01/37	1,009,975
700,000	Parkersburg Municipal Building Commission	4.2500	11/01/44	638,752
500,000	Putnam County Building Commission	4.0000	05/01/37	501,089
500,000	West Virginia Commissioner of Highways	5.0000	09/01/29	520,747
1,650,000	West Virginia Economic Development Authority	4.7500	08/01/29	1,652,648
310,000	West Virginia Economic Development Authority	3.5000	06/01/30	310,031
670,000	West Virginia Economic Development Authority	3.5000	06/01/30	670,067
355,000	West Virginia Economic Development Authority	3.5000	06/01/30	355,036
				18,722,255
	BOND BANK — 1.1%
500,000	West Virginia Water Development Authority	5.0000	10/01/32	509,533
500,000	West Virginia Water Development Authority	4.0000	10/01/41	462,352
				971,885
	HIGHER EDUCATION — 4.4%
400,000	West Virginia Higher Education Policy Commission	3.6000	04/01/27	400,052
100,000	West Virginia Higher Education Policy Commission	4.0000	04/01/34	97,906

See accompanying notes which are an integral part of these financial statements.

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 100.0% (Continued)
	HIGHER EDUCATION — 4.4% (Continued)
1,730,000	West Virginia Higher Education Policy Commission	5.0000	07/01/34	$1,771,829
485,000	West Virginia University	5.2500	04/01/28	499,599
1,000,000	West Virginia University	4.0000	10/01/37	992,474
				3,761,860
	HOSPITALS — 3.7%
1,000,000	West Virginia Hospital Finance Authority	4.0000	06/01/29	1,006,390
500,000	West Virginia Hospital Finance Authority	4.0000	06/01/34	496,197
1,000,000	West Virginia Hospital Finance Authority	5.2500	06/01/43	1,036,554
595,000	West Virginia Hospital Finance Authority	5.2500	06/01/45	609,340
				3,148,481
	OTHER — 3.0%
500,000	West Virginia Economic Development Authority	3.0000	06/15/31	488,738
1,000,000	West Virginia Economic Development Authority	5.0000	07/01/32	1,033,872
515,000	West Virginia Lottery Excess Lottery Revenue	5.0000	07/01/26	515,880
535,000	West Virginia Lottery Excess Lottery Revenue	5.0000	07/01/27	536,047
				2,574,537
	PRIMARY AND SECONDARY EDUCATION — 1.1%
1,040,000	Anderson-Shiro Consolidated Ind School District	4.0000	02/15/46	939,938

	SCHOOL DISTRICT — 9.8%
2,000,000	Cabell County Board of Education	2.0000	06/01/33	1,682,573
2,265,000	Hancock County Board of Education	3.2500	05/01/36	2,143,421
3,000,000	Ohio County Board of Education	3.0000	06/01/33	2,824,442
635,000	Ohio County Board of Education	3.0000	06/01/34	592,426
700,000	Wood County Board of Education	4.0000	06/01/38	685,418
500,000	Wyoming County Board of Education	4.0000	06/01/39	479,729
				8,408,009
	SINGLE-FAMILY HOUSING — 18.2%
500,000	West Virginia Housing Development Fund	3.4500	05/01/30	502,436
1,100,000	West Virginia Housing Development Fund	3.4500	11/01/30	1,103,875
500,000	West Virginia Housing Development Fund	2.0000	11/01/32	439,879
1,500,000	West Virginia Housing Development Fund	3.7000	11/01/32	1,490,183
500,000	West Virginia Housing Development Fund	3.4500	11/01/33	482,397
1,000,000	West Virginia Housing Development Fund	4.1000	11/01/33	1,025,093

See accompanying notes which are an integral part of these financial statements.

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 100.0% (Continued)
	SINGLE-FAMILY HOUSING — 18.2% (Continued)
375,000	West Virginia Housing Development Fund	3.8000	05/01/34	$373,855
500,000	West Virginia Housing Development Fund	3.3750	11/01/34	467,300
370,000	West Virginia Housing Development Fund	3.8500	11/01/34	368,915
500,000	West Virginia Housing Development Fund	4.3750	05/01/35	502,419
800,000	West Virginia Housing Development Fund	2.0500	11/01/35	635,643
500,000	West Virginia Housing Development Fund	3.8000	05/01/36	480,532
1,575,000	West Virginia Housing Development Fund	3.8000	11/01/37	1,503,737
1,500,000	West Virginia Housing Development Fund	4.1500	11/01/38	1,457,991
1,000,000	West Virginia Housing Development Fund	4.1500	11/01/38	971,995
1,000,000	West Virginia Housing Development Fund	4.0000	11/01/39	970,080
500,000	West Virginia Housing Development Fund	4.4500	11/01/43	496,609
1,000,000	West Virginia Housing Development Fund	4.3000	11/01/44	947,459
500,000	West Virginia Housing Development Fund	4.7000	11/01/44	489,834
1,000,000	West Virginia Housing Development Fund	4.7500	11/01/45	985,033
				15,695,265
	STATE — 3.3%
300,000	State of West Virginia	3.2500	06/01/33	294,207
500,000	State of West Virginia	5.0000	06/01/35	521,162
1,000,000	State of West Virginia	5.0000	12/01/40	1,020,179
1,140,000	State of West Virginia	4.0000	12/01/42	1,047,623
				2,883,171
	WATER AND SEWER — 33.7%
370,000	Berkeley County Public Service District	3.0000	12/01/29	367,407
380,000	Berkeley County Public Service District	4.5000	12/01/33	380,237
450,000	Berkeley County Public Service District	3.4000	12/01/34	434,194
1,000,000	Berkeley County Public Service District	4.0000	12/01/39	965,871
1,000,000	Berkeley County Public Service District	4.2500	12/01/49	908,247
620,000	Berkeley County Public Service Sewer District	5.3000	03/01/29	620,849
1,500,000	Berkeley County Public Service Sewer District	4.5000	10/01/32	1,500,698
1,000,000	Berkeley County Public Service Sewer District	4.2500	06/01/45	905,472
1,000,000	Berkeley County Public Service Sewer District	4.3750	06/01/49	908,407
595,000	City of Buckhannon WV Waterworks Revenue	4.0000	03/01/29	594,976
620,000	City of Charles Town WV Waterworks & Sewerage	4.0000	03/01/29	624,811
310,000	City of Charles Town WV Waterworks & Sewerage	4.0000	06/01/31	312,585

See accompanying notes which are an integral part of these financial statements.

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 100.0% (Continued)
	WATER AND SEWER — 33.7% (Continued)
400,000	City of Charles Town WV Waterworks & Sewerage	2.2500	06/01/35	$328,249
315,000	City of Charles Town WV Waterworks & Sewerage	3.0000	06/01/41	253,007
310,000	City of Charleston Sewerage System, Revenue	4.0000	07/01/31	312,484
275,000	City of Charleston WV Sewerage System Revenue	4.0000	07/01/32	276,643
300,000	City of Clarksburg WV Water Revenue	2.0000	06/01/34	242,488
795,000	City of Salem WV Sewer Revenue	4.0000	12/01/32	789,166
600,000	City of St Albans WV Combined Waterworks	4.0000	12/01/27	595,167
500,000	City of Wheeling WV Waterworks & Sewerage System	4.0000	06/01/35	506,521
500,000	City of Wheeling WV Waterworks & Sewerage System	4.0000	06/01/36	504,233
110,000	Claywood Park Public Service District WV	3.2000	11/01/29	104,396
225,000	Claywood Park Public Service District WV	3.4000	11/01/31	210,420
680,000	Claywood Park Public Service District WV	3.0000	11/01/41	537,440
950,000	Claywood Park Public Service District WV Wate	3.0000	11/01/36	845,395
750,000	Greenbrier Public Service District No 1	5.0000	10/01/37	794,299
1,910,000	Mason County Public Service District Water Revenue	3.0000	12/01/36	1,735,798
1,000,000	Morgantown Utility Board Inc	4.0000	12/01/29	1,011,801
1,000,000	Morgantown Utility Board Inc	4.0000	12/01/31	1,008,328
200,000	Morgantown Utility Board Inc	3.7500	10/01/32	199,946
500,000	Morgantown Utility Board Inc	3.2500	12/01/32	495,312
500,000	Morgantown Utility Board Inc	4.0000	12/01/34	512,423
1,430,000	Morgantown Utility Board Inc	3.5000	12/01/35	1,390,630
1,500,000	Morgantown Utility Board Inc	3.0000	12/01/40	1,248,516
1,000,000	Putnam Public Service District	4.0000	12/01/39	890,098
1,150,000	Putnam Public Service District	3.0000	11/01/40	959,448
1,000,000	Putnam Public Service District	3.0000	04/01/41	820,219
1,000,000	Putnam Public Service District	3.0000	06/01/41	815,390
1,000,000	Putnam Public Service District	3.6250	12/01/45	758,371
1,000,000	Raleigh County Public Service District	3.0000	06/01/37	897,406
380,000	Shepherdstown Corp	3.3000	03/01/32	366,468
1,000,000	West Virginia Water Development Authority	5.0000	07/01/34	1,136,104
				29,069,920

	TOTAL MUNICIPAL BONDS (Cost $91,939,621)			86,175,321

See accompanying notes which are an integral part of these financial statements.

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 3.6%
	MONEY MARKET FUNDS - 3.6%
3,072,664	Federated Hermes Government Obligations Fund, 4.26% (Cost$3,072,664)(a)	$3,072,664

	TOTAL INVESTMENTS - 103.6% (Cost $95,012,285)	$89,247,985
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.6)%	(3,062,627)
	NET ASSETS - 100.0%	$86,185,358

(a)	Rate disclosed is the seven day effective yield as of June 30, 2025.

See accompanying notes which are an integral part of these financial statements.

WESMARK TACTICAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.0%
	COMMODITY - 15.0%
156,995	Invesco Optimum Yield Diversified Commodity(a)	$2,047,215
30,000	iShares Bloomberg Roll Select Commodity Strategy(a)	1,513,110
11,726	SPDR® Gold Shares(a)	3,574,436
		7,134,761
	DIVERISIFIED FUNDS - 7.6%
59,137	Ishares Msci Acwi Index Fund(a)	3,603,809

	EQUITY - 17.4%
5,500	SPDR® S&P 500® ETF Trust	3,398,175
37,341	Vanguard Mega Cap Value ETF(a)	4,899,139
		8,297,314
	EUROPE FUNDS - 3.0%
18,300	Vanguard® FTSE Europe ETF(a)	1,418,250

	EXCHANGE-TRADED FUNDS - 56.0%
18,594	Energy Select Sector SPDR® Fund	1,576,957
11,000	Invesco S&P 500 Equal Weight ETF	1,999,140
12,500	iShares 1-3 Year Treasury Bond ETF(a)	1,035,750
55,252	iShares Core U.S. Aggregate Bond ETF(a)	5,480,998
12,000	iShares Expanded Tech-Software Sector ETF(a)	1,314,000
59,038	iShares iBoxx $ Investment Grade Corporate Bond ETF	6,471,156
8,647	iShares Nasdaq Biotechnology ETF(a)	1,093,932
29,732	iShares Russell 2000 Index Fund	6,415,869
15,000	Materials Select Sector SPDR® Fund	1,317,150
		26,704,952
	TOTAL EXCHANGE-TRADED FUNDS (Cost $40,398,273)	47,159,086

See accompanying notes which are an integral part of these financial statements.

WESMARK TACTICAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.6%
	MONEY MARKET FUND - 0.6%
306,098	Federated Hermes Government Obligations Fund, 4.26% (Cost $306,098)(b)	$306,098

	TOTAL INVESTMENTS - 99.6% (Cost $40,704,371)	$47,465,184
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	189,926
	NET ASSETS - 100.0%	$47,655,110

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2025.

See accompanying notes which are an integral part of these financial statements.

WesMark Funds

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2025

	WesMark Small Company Fund	WesMark Large Company Fund	WesMark Balanced Fund	WesMark Government Bond Fund	WesMark West Virginia Municipal Bond Fund	WesMark Tactical Opportunity Fund
ASSETS
Investment securities:
Investments, At cost	$95,048,685	$161,654,724	$70,414,570	$174,189,201	$95,012,285	$40,704,371
Investments, At value	$144,862,630	$331,847,856	$95,273,607	$169,172,346	$89,247,985	$47,465,184
Cash	114,719	109,177	-	105,884	-	-
Dividends and interest receivable	88,276	176,214	380,677	828,182	683,686	35,540
Receivable for Fund shares sold	165,017	650,522	1,280,649	3,089,508	30,927	425,661
Receivable for investments sold	-	3,327,313	-	-	-	-
Prepaid expenses	18,802	23,636	16,817	14,325	21,283	20,213
TOTAL ASSETS	145,249,444	336,134,718	96,951,750	173,210,245	89,983,881	47,946,598

LIABILITIES
Payable for investments purchased	-	-	-	-	1,635,160	-
Distributions payable	-	-	-	497,388	170,919	-
Investment advisory fees payable	174,153	401,918	116,415	167,838	85,927	57,923
Payable for Fund shares repurchased	1,823,137	3,766,280	237,728	239,900	6,400	96,551
Audit fees payable	10,002	10,002	10,002	10,158	10,159	10,002
Payable to related parties	15,532	31,678	12,280	17,091	13,632	8,677
Custody fees payable	3,437	7,667	2,885	3,892	2,471	1,376
Transfer Agent fees Payable	3,319	4,612	3,492	3,259	2,662	2,371
Due to custodian	-	-	15,276	-	1,835,390	95,049
Distribution (12b-1) fees payable	58,044	133,963	38,803	69,930	35,803	19,307
Accrued expenses and other liabilities	122	543	1,134	1,157	-	232
TOTAL LIABILITIES	2,087,746	4,356,663	438,015	1,010,613	3,798,523	291,488
NET ASSETS	$143,161,698	$331,778,055	$96,513,735	$172,199,632	$86,185,358	$47,655,110

Net Assets Consist Of:
Paid in capital	$76,200,192	$112,931,373	$67,489,526	$221,662,823	$92,810,311	$40,376,329
Accumulated earnings (deficit)	66,961,506	218,846,682	29,024,209	(49,463,191)	(6,624,953)	7,278,781
NET ASSETS	$143,161,698	$331,778,055	$96,513,735	$172,199,632	$86,185,358	$47,655,110

Net Asset Value Per Share:
Net Assets	$143,161,698	$331,778,055	$96,513,735	$172,199,632	$86,185,358	$47,655,110
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	8,787,253	14,105,387	7,237,686	21,817,977	8,988,940	3,906,164
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$16.29	$23.52	$13.33	$7.89	$9.59	$12.20

See accompanying notes to financial statements.

WesMark Funds

STATEMENTS OF OPERATIONS (Unaudited)

For the Six Months Ended June 30, 2025

	WesMark Small Company Fund	WesMark Large Company Fund	WesMark Balanced Fund	WesMark Government Bond Fund	WesMark West Virginia Municipal Bond Fund	WesMark Tactical Opportunity Fund
INVESTMENT INCOME
Dividends	$678,808	$2,084,824	$1,556,360	$3,824,850	$1,465,176	$470,987
Interest	-	-	-	-	-	10,987
TOTAL INVESTMENT INCOME	678,808	2,084,824	1,556,360	3,824,850	1,465,176	481,974

EXPENSES
Investment advisory fees	499,932	1,189,604	351,530	509,029	258,274	172,051
Shareholder servicing fee	162,575	381,460	116,011	211,526	107,207
Administrative services	59,554	97,704	49,967	66,402	14,659	11,520
Transfer agent fees	16,807	26,682	18,945	15,661	11,911	10,768
Trustees fees and expenses	14,581	26,556	13,472	17,314	12,706	10,390
Custodian fees	11,113	20,871	8,249	11,590	7,680	5,365
Audit fees	10,252	10,252	10,252	10,408	10,409	10,252
Legal fees	9,494	9,495	10,490	9,506	11,674	9,506
Registration fees	7,386	6,641	6,237	6,641	3,928	7,464
Insurance expense	3,084	8,485	2,503	4,392	2,157	1,171
Accounting services fees	2,681	2,066	8,935	2,066	45,386	28,793
Printing and postage expenses	2,476	3,214	2,546	2,319	2,167	2,198
Other Expenses	1,652	4,803	1,469	4,702	1,328	1,977
NET EXPENSES	801,587	1,787,833	600,606	871,556	489,486	271,455

NET INVESTMENT INCOME (LOSS)	(122,779)	296,991	955,754	2,953,294	975,690	210,519

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on Investments	11,173,550	25,497,440	2,978,426	(110,453)	(777,568)	954,434
Net change in unrealized appreciation (depreciation) of Investments	(3,057,356)	(17,975,971)	(1,309,786)	3,542,489	(65,718)	1,512,045

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	8,116,194	7,521,469	1,668,640	3,432,036	(843,286)	2,466,479

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,993,415	$7,818,460	$2,624,394	$6,385,330	$132,404	$2,676,998

See accompanying notes to financial statements.

WesMark Small Company Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
FROM OPERATIONS
Net investment loss	$(122,779)	$(252,537)
Net realized gain on investments	11,173,550	11,871,980
Net change in unrealized appreciation (depreciation) on investments	(3,057,356)	13,525,231
Net increase in net assets resulting from operations	7,993,415	25,144,674

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	-	(6,162,933)
Decrease in net assets resulting from distributions to shareholders	-	(6,162,933)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	9,697,852	15,606,501
Distributions Reinvested	-	1,108,341
Cost of shares redeemed	(7,793,849)	(12,088,079)
Net increase in net assets resulting from shares of beneficial interest	1,904,003	4,626,763

TOTAL INCREASE IN NET ASSETS	9,897,418	23,608,504

NET ASSETS
Beginning of Period	133,264,280	109,655,776
End of Period	$143,161,698	$133,264,280

SHARE ACTIVITY
Shares Sold	648,685	1,072,836
Distributions Reinvested	-	69,228
Shares Redeemed	(504,823)	(812,014)
Net increase in shares of beneficial interest outstanding	143,862	330,050

See accompanying notes to financial statements.

WesMark Large Company Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
FROM OPERATIONS
Net investment income	$296,991	$239,351
Net realized gain on investments	25,497,440	57,132,125
Net change in unrealized appreciation (depreciation) on investments	(17,975,971)	8,556,518
Net increase in net assets resulting from operations	7,818,460	65,927,994

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:	(287,345)	(45,658,354)
Net decrease in net assets resulting from distributions to shareholders	(287,345)	(45,658,354)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	9,948,025	20,527,554
Distributions Reinvested	82,121	12,599,731
Cost of shares redeemed	(17,364,627)	(36,077,788)
Net decrease in net assets resulting from shares of beneficial interest	(7,334,481)	(2,950,503)

TOTAL INCREASE IN NET ASSETS	196,634	17,319,137

NET ASSETS
Beginning of Period	331,581,421	314,262,284
End of Period	$331,778,055	$331,581,421

SHARE ACTIVITY
Shares Sold	457,863	861,327
Distributions Reinvested	3,666	531,370
Shares Redeemed	(775,979)	(1,504,730)
Net decrease in shares of beneficial interest outstanding	(314,450)	(112,033)

See accompanying notes to financial statements.

WesMark Balanced Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
FROM OPERATIONS
Net investment income	$955,754	$1,920,227
Net realized gain on investments	2,978,426	7,849,696
Net change in unrealized depreciation on investments	(1,309,786)	(911,668)
Net increase in net assets resulting from operations	2,624,394	8,858,255

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:	(926,317)	(8,988,683)
Net decrease in net assets resulting from distributions to shareholders	(926,317)	(8,988,683)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	3,937,503	10,006,749
Distributions Reinvested	149,189	1,434,722
Cost of shares redeemed	(6,094,744)	(13,085,637)
Net decrease in net assets resulting from shares of beneficial interest	(2,008,052)	(1,644,166)

TOTAL DECREASE IN NET ASSETS	(309,975)	(1,774,594)

NET ASSETS
Beginning of Period	96,823,710	98,598,304
End of Period	$96,513,735	$96,823,710

SHARE ACTIVITY
Shares Sold	299,457	740,919
Distributions Reinvested	11,577	107,579
Shares Redeemed	(471,336)	(949,904)
Net decrease in shares of beneficial interest outstanding	(160,302)	(101,406)

See accompanying notes to financial statements.

WesMark Government Bond Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
FROM OPERATIONS
Net investment income	$2,953,294	$6,014,687
Net realized loss on investments	(110,453)	(7,214,843)
Net change in unrealized appreciation on investments	3,542,489	2,755,343
Net increase in net assets resulting from operations	6,385,330	1,555,187

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(3,032,576)	(6,079,756)
Decrease in net assets resulting from distributions to shareholders	(3,032,576)	(6,079,756)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	8,879,289	20,660,418
Distributions Reinvested	188,612	400,133
Cost of shares redeemed	(13,013,774)	(26,295,709)
Net decrease in net assets resulting from shares of beneficial interest	(3,945,873)	(5,235,158)

TOTAL DECREASE IN NET ASSETS	(593,119)	(9,759,727)

NET ASSETS
Beginning of Period	172,792,751	182,552,478
End of Period	$172,199,632	$172,792,751

SHARE ACTIVITY
Shares Sold	1,148,396	2,630,733
Distributions Reinvested	28,154	51,076
Shares Redeemed	(1,678,837)	(3,351,165)
Net decrease in shares of beneficial interest outstanding	(502,287)	(669,356)

See accompanying notes to financial statements.

WesMark West Virginia Municipal Bond Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
FROM OPERATIONS
Net investment income	$975,690	$1,801,494
Net realized loss on investments	(777,568)	(8,324)
Net change in unrealized depreciation on investments	(65,718)	(1,876,554)
Net increase (decrease) in net assets resulting from operations	132,404	(83,384)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:	(978,174)	(1,790,663)
Net decrease in net assets resulting from distributions to shareholders	(978,174)	(1,790,663)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	1,625,612	8,748,170
Distributions Reinvested	72,192	140,117
Cost of shares redeemed	(2,855,796)	(8,407,229)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(1,157,992)	481,058

TOTAL DECREASE IN NET ASSETS	(2,003,762)	(1,392,989)

NET ASSETS
Beginning of Period	88,189,120	89,582,109
End of Period	$86,185,358	$88,189,120

SHARE ACTIVITY
Shares Sold	177,698	892,696
Distributions Reinvested	8,816	14,418
Shares Redeemed	(307,338)	(861,908)
Net increase (decrease) in shares of beneficial interest outstanding	(120,824)	45,206

See accompanying notes to financial statements.

WesMark Tactical Opportunity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
FROM OPERATIONS
Net investment income	$210,519	$674,683
Net realized gain on investments	954,434	1,389,959
Net change in unrealized appreciation on investments	1,512,045	1,156,475
Net increase in net assets resulting from operations	2,676,998	3,221,117

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:	(424,212)	(670,785)
Net decrease in net assets resulting from distributions to shareholders	(424,212)	(670,785)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	1,983,358	5,962,354
Distributions Reinvested	3,982	6,016
Cost of shares redeemed	(2,480,563)	(7,393,321)
Net decrease in net assets resulting from shares of beneficial interest	(493,223)	(1,424,951)

TOTAL INCREASE IN NET ASSETS	1,759,563	1,125,381

NET ASSETS
Beginning of Period	45,895,547	44,770,166
End of Period	$47,655,110	$45,895,547

SHARE ACTIVITY
Shares Sold	178,720	515,254
Distributions Reinvested	335	531
Shares Redeemed	(217,677)	(637,727)
Net decrease in shares of beneficial interest outstanding	(38,622)	(121,942)

See accompanying notes to financial statements.

WesMark Small Company Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Six Months Ended June 30, 2025		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
	(Unaudited)
Net asset value, beginning of year/period	$15.42		$13.19	$11.71	$15.66	$16.12	$12.79

Activity from investment operations:
Net investment income (loss) (1)	(0.01)		(0.02)	0.06	0.00 (7)	(0.07)	(1.36)
Net realized and unrealized gain (loss) on investments	0.88		2.97	2.20	(3.22)	3.64	6.01
Total from investment operations	0.87		2.95	2.26	(3.22)	3.57	4.65

Less distributions from:
Net investment income	-		-	(0.04)	-	-	-
Net realized gains	-		(0.72)	(0.74)	(0.73)	(4.03)	(1.32)
Total distributions	-		(0.72)	(0.78)	(0.73)	(4.03)	(1.32)

Net asset value, end of year/period	$16.29		$15.42	$13.19	$11.71	$15.66	$16.12

Total return (2)	5.64	%(5)	22.19%	19.46%	(20.56)%	2.23%	36.61%

Net assets, at end of year/period (000s)	$143,162		$133,264	$109,656	$94,926	$119,727	$116,105

Ratio of net expenses to average net assets after waiver/recapture (3)	1.20	%(6)	1.23%	1.22%	1.24%	1.23%	1.27%
Ratio of net investment income to average net assets (3)(4)	(0.18	)%(6)	(0.21)%	0.34%	(0.04)%	(0.47)%	(0.37)%
Portfolio Turnover Rate	19	%(5)	26%	48%	52%	42%	52%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period. Fiscal years ended December 31, 2024 and prior were calculated using the SEC method.
(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.
(3)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.
(4)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

WesMark Large Company Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Six Months Ended June 30, 2025		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021		Year Ended December 31, 2020
	(Unaudited)
Net asset value, beginning of year/period	$22.99		$21.63	$19.12	$27.41	$23.41		$19.95

Activity from investment operations:
Net investment income (loss) (1)	0.02		0.02	0.11	0.09	(0.02)		(1.66)
Net realized and unrealized gain (loss) on investments	0.53		4.72	4.06	(5.93)	6.08		6.89
Total from investment operations	0.55		4.74	4.17	(5.84)	6.06		5.23

Less distributions from:
Net investment income	(0.02)		(0.02)	(0.10)	(0.09)	(0.00	)(7)	(0.02)
Net realized gains	-		(3.36)	(1.56)	(2.35)	(2.06)		(1.75)
Return of capital	-		-	-	(0.01)	-		-
Total distributions	(0.02)		(3.38)	(1.66)	(2.45)	(2.06)		(1.77)

Net asset value, end of year/period	$23.52		$22.99	$21.63	$19.12	$27.41		$23.41

Total return (2)	2.40	%(5)	21.47%	21.94%	(21.42)%	26.06%		26.31%

Net assets, at end of year/period (000s)	$331,778		$331,581	$314,262	$288,629	$402,773		$364,086

Ratio of net expenses to average net assets after waiver/recapture (3)	1.13	%(6)	1.16%	1.12%	1.13%	1.12%		1.14%
Ratio of net investment income (loss) to average net assets (3)(4)	0.19	%(6)	0.07%	0.48%	0.33%	(0.09)%		0.07%
Portfolio Turnover Rate	17	%(5)	16%	24%	34%	14%		27%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period. Fiscal years ended December 31, 2024 and prior were calculated using the SEC method.
(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.
(3)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.
(4)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

WesMark Balanced Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Six Months Ended June 30, 2025		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
	(Unaudited)
Net asset value, beginning of period	$13.09		$13.15	$13.13	$14.68	$13.45	$13.31

Activity from investment operations:
Net investment income (loss) (1)	0.13		0.26	0.27	0.19	0.16	(0.08)
Net realized and unrealized gain on investments	0.24		0.96	0.37	(1.24)	1.96	0.72
Total from investment operations	0.37		1.22	0.64	(1.05)	2.12	0.64

Less distributions from:
Net investment income	(0.13)		(0.26)	(0.27)	(0.22)	(0.17)	(0.22)
Net realized gains	-		(1.02)	(0.35)	(0.28)	(0.72)	(0.28)
Total distributions	(0.13)		(1.28)	(0.62)	(0.50)	(0.89)	(0.50)

Net asset value, end of period	$13.33		$13.09	$13.15	$13.13	$14.68	$13.45

Total return (2)	2.84	%(5)	9.30%	4.98%	(7.19)%	15.85%	5.05%

Net assets, at end of period (000s)	$96,514		$96,824	$98,598	$99,470	$121,852	$114,766

Ratio of net expenses to average net assets after waiver/recapture (3)	1.28	%(6)	1.30%	1.24%	1.24%	1.25%	1.27%
Ratio of net investment income to average net assets (3)(4)	2.04	%(6)	1.94%	2.01%	1.36%	1.03%	1.66%
Portfolio Turnover Rate	6	%(5)	12%	24%	18%	23%	29%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period. Fiscal years ended December 31, 2024 and prior were calculated using the SEC method.
(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.
(3)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and
(4)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.

See accompanying notes to financial statements.

WesMark Government Bond Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Six Months Ended June 30, 2025		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
	(Unaudited)
Net asset value, beginning of year/period	$7.74		$7.94	$7.99	$9.81	$10.08	$9.93

Activity from investment operations:
Net investment income (1)	0.13		0.26	0.25	0.13	0.07	0.11
Net realized and unrealized gain (loss) on investments	0.16		(0.19)	(0.04)	(1.80)	(0.21)	0.23
Total from investment operations	0.29		0.07	0.21	(1.67)	(0.14)	0.34

Less distributions from:
Net investment income	(0.14)		(0.27)	(0.26)	(0.15)	(0.13)	(0.19)
Net realized gains	-		-	-	-	-	-
Total distributions	(0.14)		(0.27)	(0.26)	(0.15)	(0.13)	(0.19)

Net asset value, end of year/period	$7.89		$7.74	$7.94	$7.99	$9.81	$10.08

Total return (2)	3.75	%(5)	0.90%	2.71%	(17.11)%	(1.35)%	3.46%

Net assets, at end of year/period (000s)	$172,200		$172,793	$182,552	$187,501	$242,733	$232,565

Ratio of net expenses to average net assets after waiver/recapture (3)	1.03	%(6)	1.07%	1.01%	1.01%	1.02%	1.03%
Ratio of net investment income to average net assets (3)(4)	3.48	%(6)	3.41%	3.24%	1.51%	0.72%	1.09%
Portfolio Turnover Rate	3	%(5)	27%	72%	56%	40%	51%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period. Fiscal years ended December 31, 2024 and prior were calculated using the SEC method.
(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.
(3)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.
(4)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.

See accompanying notes to financial statements.

WesMark West Virginia Municipal Bond Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Six Months Ended June 30, 2025		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022		Year Ended December 31, 2021	Year Ended December 31, 2020
	(Unaudited)
Net asset value, beginning of period	$9.68		$9.88	$9.67	$10.69		$10.84	$10.67

Activity from investment operations:
Net investment income (loss) (1)	0.11		0.20	0.20	0.18		0.17	0.18
Net realized and unrealized gain on investments	(0.10)		(0.20)	0.21	(1.02)		(0.13)	0.18
Total from investment operations	0.01		-	0.41	(0.84)		0.04	0.36

Less distributions from:
Net investment income	(0.10)		(0.20)	(0.20)	(0.18)		(0.17)	(0.19)
Net realized gains	-		-	-	(0.00	)(7)	(0.02)	(0.00	)(7)
Total distributions	(0.10)		(0.20)	(0.20)	(0.18)		(0.19)	(0.19)

Net asset value, end of period	$9.59		$9.68	$9.88	$9.67		$10.69	$10.84

Total return (2)	0.10	%(5)	(0.01)%	4.29%	(7.84)%		0.43%	3.48%

Net assets, at end of period (000s)	$86,185		$88,189	$89,582	$95,597		$114,698	$119,454

Ratio of net expenses to average net assets after waiver/recapture (3)	1.14	%(6)	1.16%	1.10%	1.10%		1.11%	1.03%
Ratio of net investment loss to average net assets (3)(4)	2.27	%(6)	2.05%	2.05%	1.84%		1.61%	1.09%
Portfolio Turnover Rate	10	%(5)	9%	6%	9%		15%	10%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period. Fiscal years ended December 31, 2024 and prior were calculated using the SEC method.
(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.
(3)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and
(4)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

WesMark Tactical Opportunity Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Six Months Ended June 30, 2025		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
	(Unaudited)
Net asset value, beginning of period	$11.63		$11.01	$10.37	$12.16	$11.95	$11.25

Activity from investment operations:
Net investment income (2)	0.05		0.17	0.16	0.14	0.19	0.04
Net realized and unrealized gain on investments	0.63		0.62	0.57	(1.64)	1.45	0.91
Total from investment operations	0.68		0.79	0.73	(1.50)	1.64	0.95

Less distributions from:
Net investment income	(0.11)		(0.17)	(0.09)	(0.22)	(0.13)	(0.04)
Net realized gains	-		-	-	(0.07)	(1.30)	(0.21)
Total distributions	(0.11)		(0.17)	(0.09)	(0.29)	(1.43)	(0.25)

Net asset value, end of period	$12.20		$11.63	$11.01	$10.37	$12.16	$11.95

Total return (3)	5.86	%(5)	7.18%	7.10%	(12.38)%	13.94%	8.48%

Net assets, at end of period (000s)	$47,655		$45,896	$44,770	$41,132	$47,979	$45,762

Ratio of net expenses to average net assets after waiver/recapture (3)	1.18	%(6)	1.44%	1.39%	1.43%	1.44%	1.50%
Ratio of net investment income (loss) to average net assets (3)(4)	0.92	%(6)	1.45%	1.52%	1.29%	1.45%	0.36%
Portfolio Turnover Rate	15	%(5)	21%	39%	85%	78%	169%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period. Fiscal years ended December 31, 2024 and prior were calculated using the SEC method.
(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.
(3)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized
(4)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2025

1.	ORGANIZATION

Each WesMark Fund (each, a “Fund” and collectively the “Funds”) is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Trust consists of six portfolios which are presented herein:

Fund	Diversification	Primary Objective
WesMark Small Company Fund (“Small Company Fund”)	Diversified	To achieve capital appreciation
WesMark Large Company Fund (“Large Company Fund”)	Diversified	To achieve capital appreciation
WesMark Balanced Fund (“Balanced Fund”)	Diversified	To achieve capital appreciation and income
WesMark Government Bond Fund (“Government Bond Fund”)	Diversified	To achieve high current income consistent with preservation of capital
WesMark Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	Non-diversified	To achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia
WesMark Tactical Opportunity Fund (“Tactical Opportunity Fund”)	Diversified	To achieve capital appreciation

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Operating Segments- The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023- 07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation – In calculating their net asset value (NAV), the Funds generally value investments as follows:

●	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.

●	Fixed-income securities acquired with remaining maturities greater than 60 days are valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

●	Fixed-income securities acquired with remaining maturities of 60 days or less may be valued using price evaluations provided by a pricing service approved by the Trustees. They may also be valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates value.

●	Options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.

●	Shares of other mutual funds are valued based upon their reported NAVs.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate the Funds’ NAVs.

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2025

Fair Valuation and Significant Events Procedures – The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Funds normally use mean evaluations (a price evaluation indicative of a price between the bid and asked prices for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

●	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

●	With respect to price evaluations of fixed income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets; and

●	Corporate announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation approach used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation approach. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of June 30, 2025 in valuing the Funds’ investments carried at fair value:

Small Company Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$141,596,894	$-	$-	$141,596,894
Short-Term Investment	3,265,736	-	-	3,265,736
Total	$144,862,630	$-	$-	$144,862,630

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2025

Large Company Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$330,454,802	$-	$-	$330,454,802
Short-Term Investment	1,393,054	-	-	1,393,054
Total	$331,847,856	$-	$-	$331,847,856

Balanced Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$59,958,939	$-	$-	$59,958,939
Collateralized Mortgage Obligations	-	1,490,897	-	1,490,897
Corporate Bonds	-	21,873,148	-	21,873,148
Municipal Bonds	-	2,400,994	-	2,400,994
U.S. Government & Agencies	-	8,046,174	-	8,046,174
Short-Term Investment	1,503,455	-	-	1,503,455
Total	$61,462,394	$33,811,213	$-	$95,273,607

Government Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$-	$40,657,152	$-	$40,657,152
Corporate Bonds	-	16,098,796	-	16,098,796
Municipal Bonds	-	1,011,205	-	1,011,205
U.S. Government & Agencies	-	105,120,969	-	105,120,969
Short-Term Investment	6,284,224	-	-	6,284,224
Total	$6,284,224	$162,888,122	$-	$169,172,346

West Virginia Municipal Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$86,175,321	$-	$86,175,321
Short-Term Investment	3,072,664	-	-	3,072,664
Total	$3,072,664	$86,175,321	$-	$89,247,985

Tactical Opportunity Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$47,159,086	$-	$-	$47,159,086
Short-Term Investment	306,098	-	-	306,098
Total	$47,465,184	$-	$-	$47,465,184

*	See each Fund’s Schedule of Investments for detailed descriptions of sector and/or geography classifications.

All securities of the Funds were valued using either Level 1 or Level 2 inputs during the period ended June 30, 2025. Thus, a reconciliation of assets in which unobservable inputs (Level 3) were used is not applicable for the Funds.

Investment Income, Expenses and Distributions – Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Funds are informed of the ex-dividend date. Trust level expenses are allocated to each Fund based on net assets, equally across all Funds, or to a specific Fund, whichever is deemed most appropriate for a particular expense. Each Fund pays its own expenses.

Distributions of net investment income, if any, for the Small Company Fund, Large Company Fund, and Tactical Opportunity Fund are declared and paid quarterly. Distributions of net investment income for the Balanced Fund are declared and paid monthly, and distributions of net investment income for the Government Bond Fund and West Virginia Municipal Bond Fund are declared daily and paid monthly.

Distributions of capital gains, if any, for Small Company Fund, Large Company Fund, Balanced Fund, Government Bond Fund, West Virginia Municipal Bond Fund, and Tactical Opportunity Fund are declared and paid annually.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted over the estimated lives of such securities for financial statement purposes using the effective interest method. Gains

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2025

and losses realized on principal payments of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes – It is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, (the “Code”) and to distribute to shareholders each year substantially all of its income. As of and during the year ended December 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have not incorporated uncertain tax positions that require a provision for income taxes and federal and state taxing authorities.

The Funds may be subject to taxes imposed by governments of countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income is earned.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities – Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Derivative Instruments and Hedging Activities – The following discloses the Funds’ use of derivative instruments and hedging activities. The Funds’ exposure to derivative contracts and hybrid instruments, either directly or indirectly through another investment company, may involve risks different from or possibly greater than the risk associated with investing directly in a security instead of the derivative. Risks include: 1) the value of the derivative may not correlate with the value of the underlying security or may correlate inversely; 2) any potential risk reduction may be offset with gain limitations; 3) derivatives may be difficult to price; 4) possible adverse tax consequences; and 5) other risks, such as but not limited to, stock market, interest rate, credit, currency, liquidity, and leverage risks.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Changes in interest rates will affect the value of a Fund’s investments. In general, as interest rates rise, bond prices fall, and as interest rates fall, bond prices rise. Interest rate risk is generally greater for funds that invest a significant portion of their assets in high yield securities.

Writing Covered Call Options and Purchasing Put Options

The Funds will not write call options on securities unless the securities are held in the Fund’s portfolio or unless the Fund is entitled to them in deliverable forms without further payment or after segregating cash in the amount of any further payment.

The Funds will not purchase a put option on an individual security unless the security is held in the Fund’s portfolio.

Option contracts (options) - are rights to buy or sell a security for a specified price within a specified period. The seller of the option receives a payment, or premium, from the buyer, which the seller keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the over the counter (OTC) market and may be bought or sold on a wide variety of securities.

There were no options held as of or for the period ended June 30, 2025.

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2025

A Fund may buy and/or sell the following types of options:

Call Options – A call option gives the holder (buyer) the right to buy the underlying security from the seller (writer) of the option. A Fund may use call options in the following ways:

●	Buy call options on a security in anticipation of an increase in the value of the security; or

●	Sell call options on a security to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying security. If a Fund writes a call option on a security that it owns and that call option is exercised, a Fund must deliver the security to the buyer and foregoes any possible profit from an increase in the market price of the security over the exercise price plus the premium received.

Put Options – A put option gives the holder the right to sell the security to the writer of the option. A Fund may use put options in the following ways:

●	Buy put options on a security in anticipation of a decrease in the value of the security; or

●	Write put options on a security to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the security. In writing puts, there is a risk that a Fund may be required to take delivery of the security when its current market price is lower than the exercise price.

A Fund may also buy or write options, as needed, to close out existing option positions. Finally, a Fund may enter into combinations of options contracts in an attempt to benefit from changes in the prices of those options contracts (without regard to changes in the value of the security).

Market Risk – The Funds may incur losses due to political, regulatory, market, economic or social developments affecting the market(s) generally. Local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health crisIs, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on economic and market conditions.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a. Management Fees – WesBanco Investment Department serves as the Funds’ investment adviser (the “Adviser”). Pursuant to an investment advisory agreement between the Funds and the Adviser, the Adviser is compensated for its services. Each Fund pays the Adviser a fixed fee, accrued daily and paid monthly, based on each Fund’s respective average daily net assets as shown in the table below.

Management Fee
Small Company Fund	0.75%
Large Company Fund	0.75%
Balanced Fund	0.75%
Government Bond Fund	0.60%
West Virginia Municipal Bond Fund	0.60%
Tactical Opportunity Fund	0.75%

b. Administration, Fund Accounting and Transfer Agency Fees – Effective May 18, 2025, Ultimus Fund Services, LLC (“UFS” or the “Administrator”) provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Trust pays UFS fees for providing administration, fund accounting, and transfer agency services to the Funds. These fees are disclosed in the Statement of Operations. Prior to May 18, 2025, ALPS Fund Services, Inc. (“ALPS”) provided administration, fund accounting and transfer agent services to the Trust.

Blu Giant, LLC, (“Blu Giant”), an affiliate of UFS, provides EDGAR conversion and filing services as well as some print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds. An individual from UFS serves as an officer for the Trust and receives no additional compensation from the Trust for serving in that role.

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2025

c. Distributor – Effective May 18, 2025, The Distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), Northern Lights The Funds currently have no active distributor plan pursuant to Rule 12b-1 under the Act. Prior to May 18, 2025, ALPS Distributors, Inc. (“ADI”), an affiliate of ALPS, served as the Fund’s distributor.

d. Custodian Fees – WesBanco is the Funds’ custodian. The custodian fee paid to WesBanco is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses. WesBanco may voluntarily choose to waive any portion of its fee. WesBanco can modify or terminate this voluntary waiver at any time at its sole discretion.

e. Trustees’ Fees – None of the Trustees are entitled to receive any retirement, pension plan or deferred compensation benefits from the Trust. Interested Trustees receive the same compensation as Independent Trustees. No officers of the Funds are compensated by the Funds, but officers may be reimbursed by the Funds for travel and related expenses incurred in performing their duties.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, other than short-term investments, for the six months ended June 30, 2025 were as follows:

Fund	Purchases (excluding U.S. Government Securities)	Sale Proceeds (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Proceeds of U.S. Government Securities
Small Company Fund	$29,323,167	$24,728,137	$-	$-
Large Company Fund	54,671,262	53,034,083	-	-
Balanced Fund	43,315,680	5,611,700	-	-
Government Bond Fund	4,861,003	15,551,933	-	-
West Virginia Municipal Bond Fund	-	-	10,371,492	8,249,763
Tactical Opportunity Fund	7,060,262	6,860,434	-	-

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at June 30, 2025, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Small Company Fund	$95,024,941	$54,854,329	$(5,016,640)	49,837,689
Large Company Fund	161,807,884	172,328,703	(2,288,731)	170,039,972
Balanced Fund	70,428,327	26,997,459	(2,152,179)	24,845,280
Government Bond Fund	174,316,859	1,712,312	(6,856,825)	(5,144,513)
West Virginia Municipal Bond Fund	95,012,285	133,836	(5,898,136)	(5,764,300)
Tactical Opportunity Fund	40,687,001	7,417,959	(639,776)	6,778,183

The difference between book and tax basis for unrealized appreciation/(depreciation) for the Funds is attributable to wash sales, deferred dividends, premium amortization accruals, and commodity grantor trusts.

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2025

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended December 31, 2024 and December 31, 2023, were as follows:

For Fiscal Year Ended 12/31/2024	Tax-Exempt Income	Ordinary Income	Long-Term Capital Gains	Total
Small Company Fund	$-	$261,304	$5,901,629	$6,162,933
Large Company Fund	-	1,076,926	44,581,428	45,658,354
Balanced Fund	-	1,917,135	7,071,548	8,988,683
Government Bond Fund	-	6,079,756	-	6,079,756
West Virginia Municipal Bond Fund	1,744,158	46,505	-	1,790,663
Tactical Opportunity Fund	-	670,785	-	670,785

For Fiscal Year Ended 12/31/2023	Tax-Exempt Income	Ordinary Income	Long-Term Capital Gains	Total
Small Company Fund	$-	$362,902	$6,008,526	$6,371,428
Large Company Fund	-	1,427,369	21,879,756	23,307,125
Balanced Fund	-	2,001,991	2,635,266	4,637,257
Government Bond Fund	-	5,960,206	-	5,960,206
West Virginia Municipal Bond Fund	1,882,105	12,882	-	1,894,987
Tactical Opportunity Fund	-	362,269	-	362,269

As of December 31, 2024, the Funds’ most recent year end, the components of distributable earnings/(accumulated losses) on a tax basis was as follows:

Fund	Undistributed Net Investment Income	Undistributed Tax-Exempt Income	Accumulated Net Realized Gain (Loss) on Investments	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficits)
Small Company Fund	$565,511	$-	$5,507,532	$-	$52,895,048	$58,968,091
Large Company Fund	121,659	-	23,177,965	-	188,015,943	211,315,567
Balanced Fund	9,991	-	1,155,708	5,368	26,155,065	27,326,132
Government Bond Fund	149,949	-	(44,278,893)	-	(8,387,002)	(52,515,946)
West Virginia Municipal Bond Fund	299	12,070	(92,970)	-	(5,698,581)	(5,779,182)
Tactical Opportunity Fund	315,602	-	(555,745)	-	5,266,138	5,025,995

At December 31, 2024, the following Funds had capital loss carryforwards for federal income tax purposes available to offset future capital gains, and utilized capital loss carryforwards to offset current year realized gains as follows:

Fund	Short-Term	Long-Term	Total	Capital Loss Carry Forward Utilized
Government Bond Fund	$7,486,128	$32,792,765	$40,278,893	$-
West Virginia Municipal Bond Fund	-	92,970	92,970	-
Tactical Opportunity Fund	555,745	-	555,745	1,392,729

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences were primarily attributable to non-deductible excise taxes paid. For the Funds’ most recent year ended December 31, 2024, permanent differences identified and reclassified among the components of net assets were as follows:

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2025

Fund	Paid-In Capital	Total Distributable Earnings
Small Company Fund	$-	$-
Large Company Fund	-	-
Balanced Fund	-	-
Government Bond Fund	-	-
West Virginia Municipal Bond Fund	(665)	665
Tactical Opportunity Fund	-	-

7.	CONCENTRATION OF RISK

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it is more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, as of June 30, 2025, 34% of the securities in the portfolio were backed by letters of credit, bond insurance of various financial institutions, or financial guaranty assurance agencies.

Additionally, the Funds may invest a portion of their assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

8.	COMPENSATION OF TRUSTEES

None of the Trustees are entitled to receive any retirement, pension plan or deferred compensation benefits from the Trust. Interested Trustees receive the same compensation as Independent Trustees. No officers of the Funds are compensated by the Funds, but officers may be reimbursed by the Funds for travel and related expenses incurred in performing their duties.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the below:

Shareholder Distributions for the Balanced Fund: On July 31, 2025, the Balanced Fund paid a monthly distribution of $0.0192 per share to common shareholders of record as of July 22, 2025.

Shareholder Distributions for Government Bond Fund and West Virginia Municipal Bond Fund: On August 1, 2025, the Government Bond Fund and the West Virginia Municipal Bond Fund paid daily distributions declared from July 1, 2025 to July 31, 2025 totaling $0.02285 and $0.01890 per share, respectively, to common shareholders.

ADDITIONAL INFORMATION

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures - Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein

Statement Regarding Basis for Approval of Investment Advisory Agreement

As required by the 1940 Act, the Board of Trustees (“Board” or “Trustees”) of the WesMark Funds (“Funds”) has reviewed, at its May 2025 meeting, the Funds’ investment advisory contract with WesBanco Investment Department (“Adviser”). Prior to the May meeting the Board considered the materials to be requested from the Adviser in connection with their consideration of the renewal of the investment advisory agreement. Following a review and approval by the Funds’ Independent Trustees in executive session at the May meeting, the Board reviewed and approved the continuation of the Funds’ investment advisory agreement with the Adviser for the one-year period commencing on May 31, 2025. The Board’s decision to approve the investment advisory agreement reflects the exercise of its business judgment on whether to continue the existing arrangements.

The Board is aware that various courts, including the United States Supreme Court, have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation: the nature, extent and quality of the services provided by the Adviser, including the investment performance of a Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a Fund grows larger and whether fee levels reflect these economies of scale; any profits or indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with a Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser’s services and fees. The Funds’ Board is aware of these factors and is guided by them in its review of the Funds’ advisory contract to the extent they are appropriate and relevant, as discussed further below.

In connection with its review, the Board requests and receives a significant amount of detailed information about the Funds and the WesBanco organization. The Adviser and other service providers of the Funds provide much of this information at each regular meeting of the Board, and furnish additional material in connection with the particular meeting at which the Board’s formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board receives additional information on particular matters as the need arises. Thus, the Board’s evaluation of an advisory contract is informed by information covering such matters as: the Adviser’s investment philosophy, personnel, and processes; a Fund’s short-and long-term performance (in absolute terms, and when compared to certain competitor or “peer group” funds and/or market benchmarks, as appropriate), and comments on the reasons for performance; a Fund’s expenses (including the advisory fee itself and the overall expense structure of a Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for any expense limitations); the use and allocation of brokerage commissions derived from trading a Fund’s portfolio securities; the nature and extent of the advisory and other services provided to a Fund by the Adviser and its affiliates; compliance and audit reports concerning the Funds; and relevant developments in the mutual fund industry and how the Funds and/or the Adviser are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. Changing circumstances drive the criteria considered and the emphasis placed on relevant criteria.

With respect to the nature, extent and quality of the services provided by the Adviser, the Board received and considered information concerning the nature, extent and quality of the services provided to the Funds. The Trustees considered the background and experience of the members of the portfolio management teams responsible for the day-to-day management of the Funds and considered the functioning of the portfolio management teams for the Funds. In addition, the Board received and considered information concerning the research function of the Adviser that supports its portfolio management teams. In particular, the Board discussed the organizational structure of the Adviser under the leadership of a relatively new senior investment professional. The Board discussed the Funds’ positioning in the marketplace and the Adviser’s execution on the investment strategy for each Fund. The Board concluded it was satisfied with the nature, extent and quality of the advisory capabilities (and related administrative services) and the commitment of the Adviser to provide high quality service to the Funds.

With respect to a Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be useful, given the high degree of competition within the mutual fund business. While mindful that courts have cautioned against giving such comparisons too much weight, the Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because it is believed that they are more relevant. For example, other mutual funds are the products most like the Funds, and they are readily available as alternative investment vehicles. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Funds compete. A Fund’s ability to deliver competitive performance when compared to its peer group may, depending upon the Fund’s investment strategy and positioning in the marketplace, be a useful indicator of how the Adviser is executing on the Fund’s investment program. The Funds are the only advisory clients of the Adviser. However, personnel of the Adviser assist in the provision of asset management services for clients of affiliates of the Adviser. The Board is aware of these arrangements and is briefed on any material changes to these arrangements.

The Board reviewed the one-year and three-year periods ending in March 31, 2025 of each Fund in comparison to the performance of the average of each Fund’s respective peer group. For the one-year period, the performance of the WesMark Tactical Opportunity Fund and WesMark Small Company Fund were above the average of its respective peer group. The performance of the WesMark Balanced Fund, the WesMark West Virginia Municipal Bond Fund, the WesMark Large Company Fund, and the WesMark Government Bond Fund was below each respective peer group average for the one-year period. For the three-year period, the performance of the WesMark Small Company Fund was above the average of its peer group. The performance of the WesMark Large Company Fund, the WesMark Government Bond Fund, the WesMark West Virginia Municipal Bond Fund, the WesMark Balanced Fund and the WesMark Tactical Opportunity Fund was below each respective peer group average for the three-year period. The Board also reviewed the performance of the Funds for the first quarter of 2025 and for longer performance periods. The Board also noted that the peer performance comparisons for the WesMark West Virginia Municipal Bond Fund were of limited value because of the unique nature of the West Virginia municipal bond market and the limited number of municipal bond funds dedicated to West Virginia. The Board also noted that the peer comparisons to the WesMark Tactical Opportunity Fund were challenging to evaluate given the relatively unique nature of the Fund. Overall the Board concluded that it was satisfied with the performance of the Funds and was satisfied with the Advisor’s capabilities, undertakings and the commitment of the Adviser to provide high quality services to the Funds and to seek to improve the performance of Fund(s) that have underperformed. The Board will continue to monitor these efforts and performance of the Funds.

The Board requested and reviewed a report prepared by an independent rating organization which compared each of the Fund’s fees, including gross advisory fees, for the calendar year ending December 31, 2024, to a peer group including the applicable WesMark Fund compiled by the independent rating organization. The report indicated the gross investment advisory fee for the WesMark Government Bond Fund, WesMark Large Company Fund, WesMark Balanced Fund and the WesMark West Virginia Municipal Bond Fund was above the median for each respective peer group. The gross investment advisory fee for the WesMark Small Company Fund and WesMark Tactical Opportunity Fund were below the median for their respective peer group. The Board also reviewed the other information provided in the report such as the Funds’ total expense ratios verses those of the selected peer groups. The Board discussed the reports with a senior member of the Adviser. Based on the review of the materials and discussions with the Adviser, the Board concluded it was satisfied that the advisory fees and overall expense structure of the Funds remained competitive.

The Board also considered whether “economies of scale” may exist and whether the Funds benefit from any such economies. The Board noted each of the Funds is of relatively small size relative to many of its peers made it more difficult to achieve economies of scale. Under these circumstances, the Board concluded there were no meaningful “economies of scale” enjoyed by the Adviser in managing the Funds. However, the Board noted shareholders of a Fund may benefit from an increase in size of the Fund due to the fixed expenses of the Fund being spread over a larger asset base potentially resulting in lower expense ratios for the Funds.

The Board received financial information about the Adviser, including information on the profitability of the Adviser on a fund-by-fund basis. The Independent Trustees reviewed the Adviser’s process for determining the profitability information and noted the challenges with determining the profitability on a fund-by-fund basis. Although the Board considered the profitability of the Adviser on a fund-by-fund basis, the Board concluded that, while they considered the profitability information to be of limited value that the Adviser’s profitability did not appear to be unreasonable.

The Board considered, in addition to the advisory fees, the compensation and benefits received by the Adviser and its affiliates from their relationship with the Funds. This included fees received for services, such as custody and shareholder servicing, provided to the Funds by other entities in the WesBanco organization and research and trading services received by the Adviser from brokers (or from third parties with which these broker-dealers have arrangements) that execute fund trades (“soft dollar arrangements”). The Trustees considered the benefit to the Adviser and its affiliates from such soft dollar arrangements, including that the services received are of value to the Adviser in advising the Funds and that the Adviser might otherwise be required to separately purchase such services. The Trustees concluded that the “soft dollar” arrangements appeared to benefit the Funds and appeared to be reasonable. The Board also concluded that the amounts received by the Advisor or its affiliates for the provision of shareholder servicing were reasonable. After reviewing an evaluation framework for custody fees the Board concluded that the custodian fees were reasonable.

In assessing the Adviser’s performance of its obligations, the Board also considers whether a circumstance or event has occurred that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. Thus, the Board’s “selection” or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Funds. The Board concluded that, in light of the factors discussed above, including the nature, extent, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.

The Board based its decision to renew the advisory contracts for another year on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. The Board does not consider any one factor to be determinative and based its decision to approve the Funds’ investment advisory contract with the Adviser on the totality of the circumstances and with a view of past and future long-term considerations. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that the Adviser’s performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

INVESTMENT ADVISOR

WesBanco Investment Department, Investment Adviser
A Division of WesBanco Bank, Inc

c/o Ultimus Fund Solutions, LLC.

P.O. Box 46707, Cincinnati, OH 45246

ADMINISTRATOR

Ultimus Fund Solutions, LLC

4221 North 203rd Street Suite 100

Elkhorn, Nebraska 68022

WESMARK-SA25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Any Changes in and Disagreements with Accountants information is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Any Proxy Disclosures information is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Any Remuneration Paid to Directors, Officers, and Others information is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Any Statement Regarding Basis for Approval of Investment Advisory Contract information is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers. – Not applicable

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(3)	Not applicable

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WesMark Funds

By	/s/ Robert McGee
Robert McGee
Principal Executive Officer/President

Date:	09/08/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert McGee
Robert McGee
Principal Executive Officer/President

Date:	09/08/2025

By	/s/ Steven Kellas
Steven Kellas
Principal Financial Officer/Treasurer

Date:	09/08/2025